UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust III

Schedule of Portfolio Investments as of January 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — 76.7%
Common Stocks — 45.2%
	Consumer Discretionary — 10.9%
	Auto Components — 0.3%
13,084	Adient plc (a) (m)	830,703
2,000	Calsonic Kansei Corp., (Japan) (m)	31,795

		862,498

	Diversified Consumer Services — 0.5%
2,200	Bright Horizons Family Solutions, Inc. (a)	155,892
2,390	LifeLock, Inc. (a) (m)	57,264
50,035	Service Corp. International (m)	1,457,520

		1,670,676

	Hotels, Restaurants & Leisure — 1.3%
5,642	Carnival plc, ADR (m)	306,756
5,859	Domino’s Pizza, Inc. (m)	1,022,630
25,700	La Quinta Holdings, Inc. (a) (m)	363,141
62,884	MGM Resorts International (a) (m)	1,811,059
26,319	Rezidor Hotel Group AB, (Belgium) (m)	106,455
2,847	Sonic Corp.	70,890
5,646	Yum Brands, Inc. (m)	369,983

		4,050,914

	Household Durables — 0.6%
807	Harman International Industries, Inc. (m)	89,706
1,709	Mohawk Industries, Inc. (a) (m)	368,870
8,993	Whirlpool Corp. (m)	1,572,786

		2,031,362

	Internet & Direct Marketing Retail — 0.4%
273	Blue Nile, Inc. (m)	11,114
33,474	Wayfair, Inc., Class A (a) (m)	1,391,179

		1,402,293

	Leisure Products — 0.0% (g)
5,228	Vista Outdoor, Inc. (a)	150,619

	Media — 4.0%
2,369	Cable One, Inc. (m)	1,498,108
1,401	CBS Corp., Class A (m)	92,144
3,566	Charter Communications, Inc., Class A (a) (m)	1,155,206
750	Comcast Corp., Class A (m)	56,565
2,554	DISH Network Corp., Class A (a) (m)	151,120
221,136	ITV plc, (United Kingdom) (m)	567,442
4,923	Liberty Broadband Corp., Class A (a) (m)	411,957
4,565	Liberty Broadband Corp., Class C (a) (m)	389,577
7,500	Liberty Global plc LiLAC, (United Kingdom), Class A (a)	172,650
13,166	Liberty Global plc LiLAC, (United Kingdom), Class C (a) (m)	293,865
18,777	Liberty Global plc, (United Kingdom), Class A (a) (m)	684,985

SHARES	SECURITY DESCRIPTION	VALUE
	Media — continued
9,088	Liberty Media Corp.-Liberty Braves, Class A (a) (m)	181,306
1,689	Liberty Media Corp-Liberty SiriusXM, Class A (a) (m)	61,209
14,842	Madison Square Garden Co. (The), Class A (a) (m)	2,607,294
32,001	MSG Networks, Inc., Class A (a) (m)	742,423
3,467	Naspers Ltd., (South Africa), Class N, ADR (m)	55,524
16,794	Stroeer SE & Co. KGaA, (Germany) (m)	827,344
10,232	Time Warner, Inc. (m)	990,969
1,302	Time, Inc. (m)	25,064
11,200	Twenty-First Century Fox, Inc., Class B (m)	347,312
7,560	Viacom, Inc., Class B (m)	318,578
10,182	Walt Disney Co. (The) (m)	1,126,638

		12,757,280

	Multiline Retail — 0.3%
33,195	Intime Retail Group Co. Ltd., (China) (m)	40,964
29,683	Macy’s, Inc. (m)	876,836

		917,800

	Specialty Retail — 2.9%
33,564	AutoNation, Inc. (a) (m)	1,782,920
2,260	AutoZone, Inc. (a) (m)	1,638,455
8,947	Buckle, Inc. (The)	189,229
27,010	Cabela’s, Inc. (a) (m)	1,509,589
22,276	CST Brands, Inc. (m)	1,073,258
19,629	Hennes & Mauritz AB, (Sweden), Class B (m)	561,625
17,139	Home Depot, Inc. (The) (m)	2,357,983
33,968	Sports Direct International plc, (United Kingdom) (a) (m)	121,905

		9,234,964

	Textiles, Apparel & Luxury Goods — 0.6%
30,235	Burberry Group plc, (United Kingdom) (m)	625,243
11,186	Deckers Outdoor Corp. (a) (m)	644,314
8,945	NIKE, Inc., Class B (m)	473,191
12,169	Under Armour, Inc., Class C (a) (m)	233,888

		1,976,636

	Total Consumer Discretionary	35,055,042

	Consumer Staples — 4.3%
	Beverages — 1.2%
21,499	Brown-Forman Corp., Class B (m)	980,354
5,064	Craft Brew Alliance, Inc. (a)	76,973
113,101	Davide Campari-Milano SpA, (Italy) (m)	1,134,475
3,648	Heineken NV, (Netherlands) (m)	272,830
7,232	Molson Coors Brewing Co., Class B (m)	698,033
11,135	Monster Beverage Corp. (a) (m)	474,351

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Beverages — continued
1,620	Remy Cointreau SA, (France)	147,284

		3,784,300

	Food & Staples Retailing — 1.2%
211	Andersons, Inc. (The) (m)	7,965
20,235	Casey’s General Stores, Inc. (m)	2,325,001
5,650	Costco Wholesale Corp. (m)	926,318
15,959	Kroger Co. (The)	541,968
10,626	Rite Aid Corp. (a) (m)	59,718

		3,860,970

	Food Products — 1.0%
22	Chocoladefabriken Lindt & Spruengli AG, (Switzerland) (m)	1,426,891
178	Farmer Brothers Co. (a)	6,194
1,308	Snyder’s-Lance, Inc.	50,201
29,232	WhiteWave Foods Co. (The) (a) (m)	1,609,514

		3,092,800

	Household Products — 0.2%
4,307	Spectrum Brands Holdings, Inc. (m)	574,511

	Personal Products — 0.0% (g)
3,353	Unilever plc, (United Kingdom), ADR (m)	137,842

	Tobacco — 0.7%
39,351	Reynolds American, Inc. (m)	2,366,176

	Total Consumer Staples	13,816,599

	Energy — 2.0%
	Energy Equipment & Services — 0.1%
8,550	Halliburton Co. (m)	483,673

	Oil, Gas & Consumable Fuels — 1.9%
8,784	Canadian Natural Resources Ltd., (Canada) (m)	265,540
7,408	Concho Resources, Inc. (a) (m)	1,032,971
25,904	Parsley Energy, Inc., Class A (a) (m)	912,339
321	Petroleo Brasileiro SA, (Brazil), ADR (a) (m)	3,053
8,843	Phillips 66 (m)	721,766
6,392	Royal Dutch Shell plc, (Netherlands), Class A, ADR (m)	347,661
4,515	Southwestern Energy Co. (a) (m)	40,680
35,457	Spectra Energy Corp. (m)	1,476,784
66,571	TonenGeneral Sekiyu KK, (Japan) (m)	782,882
18,958	Williams Cos., Inc. (The) (m)	546,749

		6,130,425

	Total Energy	6,614,098

SHARES	SECURITY DESCRIPTION	VALUE
	Financials — 4.6%
	Banks — 1.6%
23,645	Bank of Kyoto Ltd. (The), (Japan) (m)	184,844
193,779	Barclays plc, (United Kingdom) (m)	537,799
38,733	Citizens Financial Group, Inc. (m)	1,400,973
5,935	First of Long Island Corp. (The)	160,838
2,755	First Republic Bank	259,879
1,661	PrivateBancorp, Inc. (m)	90,790
62,988	Regions Financial Corp. (m)	907,657
10,586	SunTrust Banks, Inc. (m)	601,497
20,774	Wells Fargo & Co. (m)	1,170,199

		5,314,476

	Capital Markets — 0.9%
31,075	Intercontinental Exchange, Inc. (m)	1,813,537
9,723	Moody’s Corp. (m)	1,007,983
2,035	SEI Investments Co.	98,718

		2,920,238

	Diversified Financial Services — 0.3%
5,224	Berkshire Hathaway, Inc., Class B (a) (m)	857,467

	Insurance — 1.8%
5,498	Admiral Group plc, (United Kingdom) (m)	123,178
6,433	American International Group, Inc. (m)	413,385
73,417	Crawford & Co., Class A (m)	678,373
7,169	Delta Lloyd NV, (Netherlands) (m)	41,275
16,767	Endurance Specialty Holdings Ltd. (m)	1,554,133
21,428	FNF Group (m)	757,694
4,202	Prudential Financial, Inc. (m)	441,672
77,828	RSA Insurance Group plc, (United Kingdom) (m)	563,513
16,762	WR Berkley Corp. (m)	1,126,574

		5,699,797

	Thrifts & Mortgage Finance — 0.0% (g)
864	EverBank Financial Corp. (m)	16,788

	Total Financials	14,808,766

	Health Care — 3.3%
	Biotechnology — 0.2%
12,215	ARIAD Pharmaceuticals, Inc. (a) (m)	290,962
462	Biogen, Inc. (a) (m)	128,085
469	CoLucid Pharmaceuticals, Inc. (a) (m)	21,738
1,629	Incyte Corp. (a) (m)	197,451

		638,236

	Health Care Equipment & Supplies — 0.7%
2,600	Alere, Inc. (a) (m)	96,200
157	Align Technology, Inc. (a)	14,395
4,112	Becton Dickinson and Co. (m)	729,017

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Health Care Equipment & Supplies — continued
16,441	DENTSPLY SIRONA, Inc. (m)	932,205
3,161	IDEXX Laboratories, Inc. (a) (m)	386,685
3,561	Smith & Nephew plc, (United Kingdom) (m)	53,271
252	Vascular Solutions, Inc. (a) (m)	14,100

		2,225,873

	Health Care Providers & Services — 1.4%
5,432	Aetna, Inc. (m)	644,289
6,029	Celesio AG, (Germany) (m)	167,394
2,126	Team Health Holdings, Inc. (a) (m)	92,396
12,569	UnitedHealth Group, Inc. (m)	2,037,435
17,447	VCA, Inc. (a) (m)	1,580,698

		4,522,212

	Health Care Technology — 0.2%
14,309	Cotiviti Holdings, Inc. (a) (m)	484,503

	Life Sciences Tools & Services — 0.4%
1,341	Mettler-Toledo International, Inc. (a) (m)	572,111
5,150	Thermo Fisher Scientific, Inc. (m)	784,808

		1,356,919

	Pharmaceuticals — 0.4%
2,677	Allergan plc (a)	585,968
1,473	SciClone Pharmaceuticals, Inc. (a) (m)	14,951
813	UCB SA, (Belgium)	56,154
14,019	Zoetis, Inc. (m)	770,204

		1,427,277

	Total Health Care	10,655,020

	Industrials — 5.2%
	Aerospace & Defense — 0.5%
1,140	Huntington Ingalls Industries, Inc. (m)	221,115
5,243	Lockheed Martin Corp. (m)	1,317,723

		1,538,838

	Air Freight & Logistics — 0.3%
5,640	FedEx Corp. (m)	1,066,580

	Building Products — 0.9%
19,992	Fortune Brands Home & Security, Inc. (m)	1,102,159
38,641	Johnson Controls International plc (m)	1,699,431

		2,801,590

	Commercial Services & Supplies — 0.1%
3,399	Copart, Inc. (a) (m)	192,859
167	G&K Services, Inc., Class A (m)	16,042

		208,901

SHARES	SECURITY DESCRIPTION	VALUE
	Industrial Conglomerates — 0.2%
31,268	Smiths Group plc, (United Kingdom) (m)	592,650

	Machinery — 1.2%
34,319	Allison Transmission Holdings, Inc. (m)	1,200,479
571	CLARCOR, Inc. (m)	47,284
11,171	Colfax Corp. (a) (m)	435,669
3,014	Joy Global, Inc. (m)	84,754
27,671	Kennametal, Inc. (m)	988,962
2,541	Timken Co. (The) (m)	112,820
5,500	Toro Co. (The)	324,115
57,459	Volvo AB, (Sweden), Class A (m)	734,765
914	Watts Water Technologies, Inc., Class A	60,324

		3,989,172

	Professional Services — 0.2%
17,177	Robert Half International, Inc. (m)	808,350

	Road & Rail — 0.8%
7,835	CSX Corp. (m)	363,466
2,196	JB Hunt Transport Services, Inc. (m)	217,580
10,159	Old Dominion Freight Line, Inc. (a) (m)	896,836
9,593	Union Pacific Corp. (m)	1,022,422

		2,500,304

	Trading Companies & Distributors — 0.5%
20,807	Brenntag AG, (Germany) (m)	1,210,494
37,260	Nexeo Solutions, Inc. (a) (m)	335,713

		1,546,207

	Transportation Infrastructure — 0.5%
21,506	Macquarie Infrastructure Corp. (m)	1,612,735

	Total Industrials	16,665,327

	Information Technology — 8.4%
	Communications Equipment — 0.0% (g)
7,344	Brocade Communications Systems, Inc. (m)	91,580
929	Ixia (a) (m)	18,069

		109,649

	Electronic Equipment, Instruments & Components — 0.2%
42,488	Flex Ltd. (a) (m)	665,787
2,969	InvenSense, Inc. (a) (m)	37,588

		703,375

	Internet Software & Services — 2.7%
8,965	Facebook, Inc., Class A (a) (m)	1,168,319
1,118	SINA Corp., (China) (a) (m)	77,947
168,505	Yahoo!, Inc. (a) (m)	7,426,015

		8,672,281

	IT Services — 2.7%
1,010	Alliance Data Systems Corp. (m)	230,664

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	IT Services — continued
136,000	Conduent, Inc. (a) (m)	2,034,560
23,783	EVERTEC, Inc., (Puerto Rico) (m)	405,500
14,421	FleetCor Technologies, Inc. (a) (m)	2,126,953
6,580	Gartner, Inc. (a) (m)	653,789
44,899	Leidos Holdings, Inc. (m)	2,169,520
10,276	Mastercard, Inc., Class A (m)	1,092,647
768	NeuStar, Inc., Class A (a) (m)	25,497

		8,739,130

	Semiconductors & Semiconductor Equipment — 0.7%
862	Analog Devices, Inc. (m)	64,598
2,940	Lattice Semiconductor Corp. (a) (m)	21,139
60,888	Marvell Technology Group Ltd., (Bermuda) (m)	905,405
11,120	NXP Semiconductors NV, (Netherlands) (a)	1,088,092
22,688	SunPower Corp. (a) (m)	150,648

		2,229,882

	Software — 1.6%
14,098	Dell Technologies, Inc., Class V (a) (m)	888,033
3,441	Electronic Arts, Inc. (a) (m)	287,082
2,777	Fair Isaac Corp. (m)	342,404
55,393	Mentor Graphics Corp. (m)	2,044,556
23,989	Microsoft Corp. (m)	1,550,889

		5,112,964

	Technology Hardware, Storage & Peripherals — 0.5%
20,714	Western Digital Corp. (m)	1,651,527

	Total Information Technology	27,218,808

	Materials — 4.2%
	Chemicals — 2.1%
50,439	Axalta Coating Systems Ltd. (a) (m)	1,462,731
1,151	Chemtura Corp. (a) (m)	38,098
12,051	Croda International plc, (United Kingdom) (m)	508,878
21,422	Delta Technology Holdings Ltd., (China) (a) (m)	30,848
2,367	GCP Applied Technologies, Inc. (a)	63,790
23,164	Ingevity Corp. (a) (m)	1,287,687
3,393	Monsanto Co. (m)	367,496
6,100	RPM International, Inc.	318,786
8,383	Sherwin-Williams Co. (The) (m)	2,546,839
801	Valspar Corp. (The)	88,647

		6,713,800

	Construction Materials — 0.8%
1,481	Headwaters, Inc. (a) (m)	34,315
14,307	HeidelbergCement AG, (Germany) (m)	1,382,116
3,271	Martin Marietta Materials, Inc. (m)	751,021

SHARES	SECURITY DESCRIPTION	VALUE
	Construction Materials — continued
3,394	Vulcan Materials Co. (m)	435,552

		2,603,004

	Containers & Packaging — 1.1%
24,178	Ball Corp. (m)	1,843,814
26,688	Crown Holdings, Inc. (a) (m)	1,445,689
396	Multi Packaging Solutions International Ltd. (a) (m)	7,057
4,800	Sonoco Products Co.	263,760

		3,560,320

	Metals & Mining — 0.2%
3,415	Stillwater Mining Co. (a) (m)	58,055
51,276	Vale SA, (Brazil), ADR (m)	521,990

		580,045

	Total Materials	13,457,169

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.3%
454	Forest City Realty Trust, Inc., Class B (m)	13,211
31,211	MGM Growth Properties LLC, Class A (m)	805,868
4,372	Weyerhaeuser Co. (m)	136,975

		956,054

	Real Estate Management & Development — 0.5%
29,111	CBRE Group, Inc., Class A (a) (m)	883,810
34,876	Grand City Properties SA, (Germany) (m)	636,883
15,458	Savills plc, (United Kingdom)	150,805

		1,671,498

	Total Real Estate	2,627,552

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.5%
391	Inteliquent, Inc. (m)	8,954
8,144	Level 3 Communications, Inc. (a) (m)	484,242
3,749	SFR Group SA, (France) (a) (m)	108,930
1,426,212	Telecom Italia SpA, (Italy) (m)	1,018,310
1,584	Telefonica SA, (Spain), ADR (m)	15,270

		1,635,706

	Wireless Telecommunication Services — 0.2%
8,051	T-Mobile US, Inc. (a) (m)	501,336

	Total Telecommunication Services	2,137,042

	Utilities — 0.2%
	Electric Utilities — 0.0% (g)
11,690	Centrais Eletricas Brasileiras SA, (Brazil), ADR (a) (m)	90,715

	Gas Utilities — 0.1%
2,661	WGL Holdings, Inc. (m)	218,042

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Independent Power & Renewable Electricity Producers — 0.1%
50,988	TerraForm Global, Inc., Class A (a) (m)	224,347

	Total Utilities	533,104

	Special Purpose Acquisition Companies — 0.6%
29,000	Avista Healthcare Public Acquisition Corp. (a) (m)	297,540
14,980	Boulevard Acquisition Corp. II (a) (m)	153,470
44,603	Boulevard Acquisition Corp. II (a) (m)	446,030
19,000	Capitol Acquisition Corp. III (a) (m)	197,600
12,840	Double Eagle Acquisition Corp. (a) (m)	133,921
46	Double Eagle Acquisition Corp., Class A (a) (m)	460
64	Easterly Acquisition Corp. (a) (m)	639
45,884	Electrum Special Acquisition Corp. (a) (m)	455,628
19,000	GP Investments Acquisition Corp. (a) (m)	189,715
12,840	Pace Holdings Corp. (a) (m)	147,532

	Total Special Purpose Acquisition Companies	2,022,535

	Total Common Stocks (Cost $133,339,024)	145,611,062

Convertible Preferred Stocks — 1.9%
	Consumer Discretionary — 0.2%
	Household Durables — 0.2%
5,900	William Lyon Homes, 6.500%, 12/01/17 ($100 par value) (m)	538,139

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
3,954	Hess Corp., 8.000%, 02/01/19 ($50 par value) (m)	254,994
4,581	WPX Energy, Inc., Series A, 6.250%, 07/31/18 ($50 par value) (m)	285,167

	Total Energy	540,161

	Financials — 0.4%
	Banks — 0.0% (g)
8	Bank of America Corp., Series L, 7.250% ($1,000 par value) (m)	9,538
8	Wells Fargo & Co., Series L, 7.500% ($1,000 par value) (m)	9,608

		19,146

	Capital Markets — 0.4%
6,413	Mandatory Exchangeable Trust, (China), 5.750%, 06/03/19 ($100 par value) (e) (m)	792,423
3,965	Virtus Investment Partners, Inc., Series D, 7.250%, 02/01/20 ($100 par value) (m)	396,024

		1,188,447

	Total Financials	1,207,593

SHARES	SECURITY DESCRIPTION	VALUE
	Health Care — 0.3%
	Health Care Providers & Services — 0.0% (g)
4,105	Anthem, Inc., 5.250%, 05/01/18 ($50 par value) (m)	198,846

	Pharmaceuticals — 0.3%
1,181	Allergan plc, Series A, 5.500%, 03/01/18 ($1,000 par value) (a) (m)	934,750
294	Teva Pharmaceutical Industries Ltd., (Israel), 7.000%, 12/15/18 ($1,000 par value) (m)	181,280

		1,116,030

	Total Health Care	1,314,876

	Industrials — 0.1%
	Aerospace & Defense — 0.1%
5,793	Arconic, Inc., 5.375%, 10/01/17 ($50 par value) (m)	212,429

	Information Technology — 0.0% (g)
	Semiconductors & Semiconductor Equipment — 0.0% (g)
500	SunEdison, Inc., Series A, 6.750% ($1,000 par value) (m)	6,245

	Materials — 0.1%
	Chemicals — 0.1%
4,972	Rayonier Advanced Materials, Inc., Series A, 8.000%, 08/15/19 ($100 par value) (m)	508,089

	Real Estate — 0.0% (g)
	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
100	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value) (m)	10,201
100	Welltower, Inc., Series I, 6.500% ($50 par value) (m)	5,999

	Total Real Estate	16,200

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
300	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value) (m)	21,933

	Wireless Telecommunication Services — 0.0% (g)
350	T-Mobile US, Inc., 5.500%, 12/15/17 ($50 par value) (m)	35,756

	Total Telecommunication Services	57,689

	Utilities — 0.6%
	Electric Utilities — 0.1%
578	Exelon Corp., 6.500%, 06/01/17 ($50 par value) (m)	28,651
2,221	Great Plains Energy, Inc., 7.000%, 09/15/19 ($50 par value) (m)	113,782
250	NextEra Energy, Inc., 6.371%, 09/01/18 ($50 par value) (m)	14,730

		157,163

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Preferred Stocks — continued
	Multi-Utilities — 0.5%
3,744	Black Hills Corp., 7.750%, 11/01/18 ($50 par value) (m)	257,718
140	Dominion Resources, Inc., 6.375%, 07/01/17 ($50 par value) (m)	7,088
28,255	Dominion Resources, Inc., Series A, 6.750%, 08/15/19 ($50 par value) (m)	1,433,942

		1,698,748

	Total Utilities	1,855,911

	Total Convertible Preferred Stocks (Cost $6,263,491)	6,257,332

Exchange-Traded Funds — 0.8%
	Fixed Income — 0.3%
358	iShares 20+ Year Treasury Bond Fund (m)	42,996
36,620	PowerShares DB US Dollar Index Bullish Fund (a) (m)	942,233

	Total Fixed Income	985,229

	International Equity — 0.1%
15,600	VanEck Vectors Gold Miners Fund (m)	373,308

	U.S. Equity — 0.4%
4,009	SPDR S&P500 Fund Trust (m)	912,168

	Total Exchange-Traded Funds (Cost $2,190,002)	2,270,705

Exchange-Traded Note — 0.1%
	U.S. Equity — 0.1%
16,770	ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN (m) (Cost $276,873)	284,754

Master Limited Partnership — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
8,943	Plains All American Pipeline LP (Cost $279,243) (m)	280,721

Preferred Stock — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
400	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value) (m) (Cost $20,850)	27,264

PRINCIPAL AMOUNT
Asset-Backed Securities — 4.8%
1,232,131	Bear Stearns Asset-Backed Securities Trust, Series 2007-1, Class A2, 1.051%, 01/25/37 (m)	1,165,706
1,000,000	Cathedral Lake CLO Ltd., (Cayman Islands), Series 2013-1A, Class C, VAR, 4.673%, 01/15/26 (e) (m)	975,361

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
1,000,000	Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class D, 2.930%, 08/17/20 (e) (m)	1,005,292
1,000,000	Drive Auto Receivables Trust, Series 2016-BA, Class D, 4.530%, 08/15/23 (e) (m)	1,012,700
1,000,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/22 (e) (m)	1,017,193
1,000,000	Flatiron CLO Ltd., Series 2007-1A, Class E, 6.023%, 10/15/21 (e) (m)	1,000,166
1,000,000	Garrison Funding Ltd., (Cayman Islands), Series 2015-1A, Class C, VAR, 5.180%, 05/25/27 (e) (m)	994,159
1,405,000	Madison Park Funding XI Ltd., (Cayman Islands), Series 2013-11A, Class D, VAR, 4.541%, 10/23/25 (e) (m)	1,395,228
1,000,000	Parallel Ltd., (Cayman Islands), Series 2015-1A, Class D, VAR, 4.680%, 07/20/27 (e) (m)	956,585
1,030,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-2A, Class D, VAR, 4.923%, 07/15/26 (e) (m)	1,024,947
1,000,000	Venture VIII CDO Ltd., Series 2007-8A, Class D, VAR, 3.393%, 07/22/21 (e) (m)	976,843
802,622	VOLT XLIV LLC, Series 2016-NPL4, Class A1, SUB, 4.250%, 04/25/46 (e) (m)	807,220
1,105,429	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e) (m)	1,105,459
	WhiteHorse VII Ltd., (Cayman Islands)
1,000,000	Series 2013-1A, Class A3L, 3.930%, 11/24/25 (e) (m)	1,003,392
1,000,000	Series 2013-1A, Class B1L, 4.630%, 11/24/25 (e) (m)	1,000,034

	Total Asset-Backed Securities (Cost $14,953,612)	15,440,285

Closed End Funds — 0.2%
9,965	Adams Diversified Equity Fund, Inc.	130,840
10,900	BlackRock Resources & Commodities Strategy Trust	95,484
33,600	Liberty All Star Equity Fund	180,432
13,592	Swiss Helvetia Fund, Inc. (The)	145,299

	Total Closed End Funds (Cost $527,146)	552,055

Collateralized Mortgage Obligations — 3.8%
1,126,359	Alternative Loan Trust, Series 2005-J2, Class 1A5, 1.271%, 04/25/35 (m)	912,479
932,351	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35 (m)	914,254

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	FHLMC REMIC,
811,102	Series 2411, Class S, IF, IO, 7.183%, 02/15/32 (m)	150,127
558,875	Series 2498, Class TL, IF, IO, 0.930%, 03/15/32 (m)	19,260
336,050	Series 2647, Class IV, IF, IO, 11.822%, 07/15/33 (m)	208,710
303,677	Series 3114, Class GI, IF, IO, 5.833%, 02/15/36 (m)	66,657
439,264	Series 3118, Class SD, IF, IO, 5.933%, 02/15/36 (m)	75,424
3,071,413	Series 3149, Class TI, IF, IO, 0.350%, 05/15/36 (m)	62,460
938,396	Series 3181, Class IS, IF, IO, 5.733%, 07/15/36 (m)	169,786
559,892	Series 3202, Class HI, IF, IO, 5.883%, 08/15/36 (m)	97,878
353,057	Series 3309, Class SG, IF, IO, 5.303%, 04/15/37 (m)	61,237
1,413,354	Series 3349, Class SM, IF, IO, 5.233%, 07/15/37 (m)	181,682
1,980,873	Series 3355, Class KI, IF, IO, 6.363%, 07/15/37 (m)	281,305
1,201,463	Series 3510, Class CI, IF, IO, 5.713%, 07/15/37 (m)	209,252
775,188	Series 3775, Class UI, IO, 5.000%, 06/15/33 (m)	166,349
231,225	Series 3862, Class DI, IO, 5.000%, 04/15/41 (m)	42,336
295,323	Series 3866, Class DS, IF, 7.566%, 05/15/41 (m)	315,977
69,720	Series 3997, Class ES, IF, 5.856%, 09/15/41 (m)	70,768
417,294	Series 4265, Class ST, IF, IO, 5.233%, 11/15/43 (m)	66,021
795,481	Series 4472, Class IJ, IO, 6.000%, 11/15/43 (m)	190,835
4,245,420	Series 4517, Class KI, IF, IO, 0.797%, 04/15/43 (m)	144,016
	FHLMC STRIPS,
100,318	Series 183, Class IO, IO, 7.000%, 04/01/27 (m)	22,479
204,898	Series 191, Class IO, IO, 8.000%, 01/01/28 (m)	46,820
	FNMA REMIC
723,410	Series 2002-47, Class SE, IF, IO, 7.329%, 08/25/32 (m)	168,924
164,185	Series 2003-44, Class IU, IO, 7.000%, 06/25/33 (m)	39,124
428,112	Series 2003-87, Class SH, IF, IO, 7.479%, 09/25/33 (m)	79,903
1,661,677	Series 2005-2, Class TH, IF, IO, 0.300%, 08/25/33 (m)	23,293

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
350,481	Series 2005-69, Class JI, IO, 6.000%, 08/25/35 (m)	83,891
1,169,046	Series 2006-8, Class HL, IF, IO, 5.929%, 03/25/36 (m)	220,774
802,547	Series 2006-46, Class ES, IF, IO, 6.479%, 06/25/36 (m)	175,840
1,182,743	Series 2006-115, Class EI, IF, IO, 5.869%, 12/25/36 (m)	227,822
506,864	Series 2009-106, Class SA, IF, IO, 5.479%, 01/25/40 (m)	91,009
1,402,553	Series 2010-57, Class HI, IO, 5.500%, 02/25/40 (m)	196,695
1,098,285	Series 2010-68, Class SC, IF, IO, 5.709%, 07/25/40 (m)	229,297
932,671	Series 2011-59, Class SW, IF, IO, 5.869%, 07/25/41 (m)	179,276
2,086,196	Series 2011-76, Class PI, IO, 5.500%, 04/25/39 (m)	185,924
1,457,844	Series 2011-129, Class S, IF, IO, 4.729%, 03/25/37 (m)	97,434
1,254,406	Series 2014-38, Class QI, IO, 5.500%, 12/25/43 (m)	332,508
1,120,505	Series 2015-30, Class IO, IO, 5.500%, 05/25/45 (m)	279,908
2,899,399	Series 2015-42, Class AI, IO, VAR, 2.033%, 06/25/55 (m)	190,750
3,682,747	Series 2015-64, Class SK, IO, VAR, 1.947%, 09/25/55 (m)	253,327
1,216,055	Series 2015-66, Class AS, IF, IO, 5.479%, 09/25/45 (m)	212,335
	FNMA STRIPS
624,512	Series 345, Class 14, IO, 6.000%, 03/25/34 (m)	152,990
627,849	Series 359, Class 18, IO, 6.000%, 07/25/35 (m)	144,610
	GNMA,
553,730	Series 2001-22, Class SD, IF, IO, 6.733%, 05/16/31 (m)	109,858
934,136	Series 2003-7, Class SP, IF, IO, 6.883%, 11/16/32 (m)	119,014
780,744	Series 2003-98, Class SC, IF, IO, 5.823%, 11/20/33 (m)	146,906
1,521,621	Series 2004-40, Class SB, IF, IO, 5.783%, 05/16/34 (m)	229,086
1,085,340	Series 2004-46, Class S, IF, IO, 6.323%, 06/20/34 (m)	248,142
418,004	Series 2004-56, Class S, IF, IO, 6.873%, 06/20/33 (m)	92,948
1,123,886	Series 2004-69, Class CS, IF, IO, 5.773%, 07/20/34 (m)	205,559
2,965,175	Series 2012-106, Class YI, IO, VAR, 1.000%, 09/20/42 (m)	122,970
323,742	Series 2013-86, Class IA, IO, 5.000%, 06/20/43 (m)	71,129

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
605,390	Series 2014-2, Class TI, IO, 5.500%, 01/20/44 (m)	120,864
311,111	Series 2014-161, Class SL, IF, IO, 6.029%, 11/20/44 (m)	60,306
1,131,554	Series 2014-183, Class IM, IO, 5.000%, 06/20/35 (m)	274,158
142,734	Series 2015-13, Class WI, IO, VAR, 6.647%, 07/20/37 (m)	30,990
4,149,517	Series 2015-80, Class IH, IO, VAR, 0.992%, 05/20/44 (m)	155,040
873,409	Series 2015-180, Class CI, IO, 5.000%, 12/16/45 (m)	208,815
1,872,088	Series 2015-H13, Class AI, IO, VAR, 2.295%, 06/20/65 (m)	202,934
1,031,337	Series 2016-1, Class IO, IO, 6.000%, 05/20/44 (m)	186,549
640,635	Series 2016-12, Class KI, IO, 5.000%, 09/20/38 (m)	166,061
1,544,962	Series 2016-69, Class WI, IO, 4.500%, 05/20/46 (m)	341,573
1,583,932	Series 2016-75, Class SA, IF, IO, 5.223%, 05/20/40 (m)	236,277
2,311,102	Series 2016-78, Class UI, IO, 4.000%, 06/20/46 (m)	552,165
1,537,362	Series 2016-163, Class KI, IO, 6.000%, 08/20/45 (m)	256,631

	Total Collateralized Mortgage Obligations (Cost $11,852,083)	12,179,721

Commercial Mortgage-Backed Securities — 1.1%
900,000	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 4.268%, 09/15/26 (e)	896,938
	EQTY Mortgage Trust
1,000,000	Series 2014-INNS, Class D, VAR, 3.116%, 05/08/31 (e)	991,855
1,000,000	Series 2014-INNS, Class E, VAR, 4.216%, 05/08/31 (e)	988,350
1,000,000	GS Mortgage Securities Trust, Series 2013-GC12, Class D, VAR, 4.476%, 06/10/46 (e)	883,281

	Total Commercial Mortgage-Backed Securities (Cost $3,685,964)	3,760,424

Convertible Bonds — 4.3%
	Consumer Discretionary — 0.6%
	Automobiles — 0.1%
362,000	Tesla Motors, Inc., 1.250%, 03/01/21 (m)	341,864

	Internet & Direct Marketing Retail — 0.0% (g)
	Priceline Group, Inc. (The),
3,000	0.350%, 06/15/20 (m)	3,995

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Internet & Direct Marketing Retail — continued
3,000	1.000%, 03/15/18 (m)	5,040
25,000	Shutterfly, Inc., 0.250%, 05/15/18 (m)	25,469

		34,504

	Media — 0.5%
845,000	DISH Network Corp., 3.375%, 08/15/26 (e) (m)	987,065
15,000	Liberty Media Corp., 1.375%, 10/15/23 (m)	16,219
512,000	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23 (e) (m)	520,000

		1,523,284

	Textiles, Apparel & Luxury Goods — 0.0% (g)
5,000	Iconix Brand Group, Inc., 1.500%, 03/15/18 (m)	4,700

	Total Consumer Discretionary	1,904,352

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
372,000	Chesapeake Energy Corp., 5.500%, 09/15/26 (e) (m)	396,412
322,000	Green Plains, Inc., 4.125%, 09/01/22 (e) (m)	337,698

	Total Energy	734,110

	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
10,000	Jefferies Group LLC, 3.875%, 11/01/29 (m)	10,075
17,000	Prospect Capital Corp., 4.750%, 04/15/20 (m)	16,618

		26,693

	Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
	Starwood Property Trust, Inc.,
8,000	4.000%, 01/15/19 (m)	9,000
5,000	4.550%, 03/01/18 (m)	5,434

		14,434

	Total Financials	41,127

	Health Care — 0.6%
	Biotechnology — 0.1%
18,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21 (m)	14,141
	BioMarin Pharmaceutical, Inc.,
9,000	0.750%, 10/15/18 (m)	10,373
9,000	1.500%, 10/15/20 (m)	10,845
122,000	ImmunoGen, Inc., 4.500%, 07/01/21 (e) (m)	93,025

		128,384

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Health Care Equipment & Supplies — 0.0% (g)
	Hologic, Inc.,
4,000	SUB, 0.000%, 12/15/43 (m)	4,900
4,000	Series 2012, SUB, 2.000%, 03/01/42 (m)	5,465

		10,365

	Health Care Providers & Services — 0.0% (g)
9,000	Anthem, Inc., 2.750%, 10/15/42 (m)	19,114
13,000	Molina Healthcare, Inc., 1.125%, 01/15/20 (m)	19,378

		38,492

	Health Care Technology — 0.0% (g)
23,000	Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20 (m)	22,439

	Pharmaceuticals — 0.5%
EUR 900,000	Bayer Capital Corp. BV, (Germany), 5.625%, 11/22/19 (e) (m)	1,087,553
502,000	Depomed, Inc., 2.500%, 09/01/21 (m)	574,163

		1,661,716

	Total Health Care	1,861,396

	Industrials — 0.0% (g)
	Electrical Equipment — 0.0% (g)
29,000	General Cable Corp., SUB, 4.500%, 11/15/29 (m)	24,106

	Machinery — 0.0% (g)
11,000	Trinity Industries, Inc., 3.875%, 06/01/36 (m)	13,784

	Transportation Infrastructure — 0.0% (g)
13,000	Macquarie Infrastructure Corp., 2.875%, 07/15/19 (m)	14,471

	Total Industrials	52,361

	Information Technology — 2.0%
	Communications Equipment — 0.7%
982,000	Ciena Corp., 3.750%, 10/15/18 (e) (m)	1,321,404
636,000	InterDigital, Inc., 1.500%, 03/01/20 (m)	877,282
15,000	Palo Alto Networks, Inc., Zero Coupon, 07/01/19 (m)	21,403
26,000	Viavi Solutions, Inc., 0.625%, 08/15/33 (m)	27,479

		2,247,568

	Internet Software & Services — 0.5%
15,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19 (m)	15,722
13,000	j2 Global, Inc., 3.250%, 06/15/29 (m)	17,607
848,000	SINA Corp., (China), 1.000%, 12/01/18 (m)	845,350

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Internet Software & Services — continued
15,000	WebMD Health Corp., 2.500%, 01/31/18 (m)	15,394
503,000	Yahoo!, Inc., Zero Coupon, 12/01/18 (m)	512,431
23,000	Yandex NV, (Russia), 1.125%, 12/15/18 (m)	21,793

		1,428,297

	IT Services — 0.2%
480,000	Unisys Corp., 5.500%, 03/01/21 (e) (m)	736,200

	Semiconductors & Semiconductor Equipment — 0.6%
223,000	Advanced Micro Devices, Inc., 2.125%, 09/01/26 (m)	333,664
	Intel Corp.,
994,000	2.950%, 12/15/35 (m)	1,355,567
5,000	3.250%, 08/01/39 (m)	8,900
7,000	Lam Research Corp., 1.250%, 05/15/18 (m)	13,230
37,000	Micron Technology, Inc., Series G, 3.000%, 11/15/43 (m)	37,856
2,000	Novellus Systems, Inc., 2.625%, 05/15/41 (m)	6,801
13,000	NVIDIA Corp., 1.000%, 12/01/18 (m)	70,346
14,000	Xilinx, Inc., 2.625%, 06/15/17 (m)	28,289

		1,854,653

	Software — 0.0% (g)
14,000	Nuance Communications, Inc., 2.750%, 11/01/31 (m)	14,061
19,000	Red Hat, Inc., 0.250%, 10/01/19 (m)	22,895
18,000	Rovi Corp., 0.500%, 03/01/20 (m)	17,708
19,000	salesforce.com, Inc., 0.250%, 04/01/18 (m)	24,011
13,000	Verint Systems, Inc., 1.500%, 06/01/21 (m)	12,293

		90,968

	Total Information Technology	6,357,686

	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
17,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17 (m)	17,478
18,000	Royal Gold, Inc., 2.875%, 06/15/19 (m)	19,620
10,000	Stillwater Mining Co., 1.750%, 10/15/32 (m)	13,169

	Total Materials	50,267

	Real Estate — 0.2%
	Equity Real Estate Investment Trusts (REITs) — 0.2%
626,000	Colony Starwood Homes, 3.500%, 01/15/22 (e) (m)	633,434

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Spirit Realty Capital, Inc.,
7,000	2.875%, 05/15/19 (m)	7,171
6,000	3.750%, 05/15/21 (m)	6,262

	Total Real Estate	646,867

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.3%
EUR 1,000,000	Telefonica Participaciones SAU, (Spain), 4.900%, 09/25/17 (e) (m)	957,516

	Wireless Telecommunication Services — 0.3%
EUR 1,100,000	America Movil BV, (Mexico), Reg. S, 5.500%, 09/17/18 (m)	993,896

	Total Telecommunication Services	1,951,412

	Utilities — 0.1%
	Electric Utilities — 0.1%
JPY 30,000,000	Chugoku Electric Power Co., Inc. (The), (Japan), Reg. S, Zero Coupon, 03/25/20 (m)	266,495

	Total Convertible Bonds (Cost $13,324,785)	13,866,073

Corporate Bonds — 1.6%
	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.1%
437,000	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e) (m)	388,930

	Food Products — 0.2%
556,000	WhiteWave Foods Co. (The), 5.375%, 10/01/22 (m)	603,260

	Total Consumer Staples	992,190

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
1,168,000	Calumet Specialty Products Partners LP, 6.500%, 04/15/21 (m)	1,010,320

	Health Care — 0.1%
	Pharmaceuticals — 0.1%
484,000	Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25 (e) (m)	362,395

	Industrials — 0.4%
	Commercial Services & Supplies — 0.4%
1,020,000	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e) (m)	1,065,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE
	Information Technology — 0.2%
	Communications Equipment — 0.2%
802,000	Avaya, Inc., 7.000%, 04/01/19 (d) (e) (m)	663,655

	Utilities — 0.3%
	Electric Utilities — 0.1%
278,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e) (m)	306,495

	Independent Power & Renewable Electricity Producers — 0.2%
221,000	GenOn Americas Generation LLC, 9.125%, 05/01/31 (m)	193,375
721,000	GenOn Energy, Inc., 9.875%, 10/15/20 (m)	530,386

		723,761

	Total Utilities	1,030,256

	Total Corporate Bonds (Cost $4,848,950)	5,124,716

NUMBER OF WARRANTS
Warrants — 3.1%
	Consumer Discretionary — 0.2%
	Distributors — 0.0% (g)
18,750	KBS Fashion Group Ltd., (China), expiring 01/22/18 (Strike Price $11.50) (a) (m)	377

	Hotels, Restaurants & Leisure — 0.2%
140,407	Del Taco Restaurants, Inc., expiring 06/30/20 (Strike Price $11.50) (a) (m)	603,750

	Media — 0.0% (g)
85,548	Hemisphere Media Group, Inc., expiring 04/04/18 (Strike Price $12.00) (a) (m)	29,086

	Total Consumer Discretionary	633,213

	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
26,047	Hostess Brands, Inc., expiring 11/04/21 (Strike Price $11.50) (a) (m)	60,950

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
36,323	Centennial Resource Development, Inc., expiring 10/11/21 (Strike Price $11.50) (a) (m)	248,449

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Oil, Gas & Consumable Fuels — continued
28,480	FieldPoint Petroleum Corp., expiring 03/23/18 (Strike Price $4.00) (a) (m)	863
376,204	Kinder Morgan, Inc., expiring 05/25/17 (Strike Price $40.00) (a) (m)	1,956

	Total Energy	251,268

	Financials — 2.0%
	Banks — 2.0%
59,291	Associated Banc-Corp., expiring 11/21/18 (Strike Price $19.77) (a) (m)	355,153
562,834	HSBC Bank, (United Kingdom), expiring 01/22/18 (Strike Price $1.00) (a)	2,240,561
128,198	SunTrust Banks, Inc., expiring 11/14/18 (Strike Price $44.15) (a) (m)	1,844,769
115,260	TCF Financial Corp., expiring 11/14/18 (Strike Price $16.93) (a) (m)	291,608
147,600	Zions Bancorporation, expiring 05/22/20 (Strike Price $35.82) (a) (m)	1,670,832

		6,402,923

	Consumer Finance — 0.0% (g)
113,750	China Lending Corp., (China), expiring 07/06/21 (Strike Price $12.00) (a) (m)	11,386

	Diversified Financial Services — 0.0% (g)
15,333	Hennessy Capital Acquisition Corp. II, expiring 09/11/20 (Strike Price $11.50) (a) (m)	12,427

	Total Financials	6,426,736

	Health Care — 0.1%
	Biotechnology — 0.0% (g)
138,313	BioTime, Inc., expiring 10/01/18 (Strike Price $4.55) (a) (m)	74,689
23,538	Cellectar Biosciences, Inc., expiring 04/08/21 (Strike Price $3.04) (a) (m)	16,477

		91,166

	Health Care Equipment & Supplies — 0.0% (g)
20,812	DarioHealth Corp., expiring 03/08/21 (Strike Price $5.63) (a) (m)	13,320

	Pharmaceuticals — 0.1%
62,237	EyeGate Pharmaceuticals, Inc., expiring 07/31/20 (Strike Price $10.62) (a) (m)	16,291

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
	Pharmaceuticals — continued
30,335	Kitov Pharmaceuticals Holdings Ltd., (Israel), expiring 11/20/20 (Strike Price $4.13) (a) (m)	31,548
110,281	Sonoma Pharmaceuticals, Inc., expiring 01/21/20 (Strike Price $1.00) (a) (m)	56,243

		104,082

	Total Health Care	208,568

	Industrials — 0.1%
	Aerospace & Defense — 0.0% (g)
14,552	Tempus Applied Solutions Holdings, Inc., expiring 07/31/20 (Strike Price $11.50) (a) (m)	81

	Machinery — 0.1%
145,677	Blue Bird Corp., expiring 02/24/20 (Strike Price $11.50) (a) (m)	409,352

	Marine — 0.0% (g)
58,493	Seanergy Maritime Holdings Corp., expiring 11/10/21 (Strike Price $2.00) (a) (m)	15,881

	Trading Companies & Distributors — 0.0% (g)
46,123	Nexeo Solutions, Inc., expiring 06/09/21 (Strike Price $11.50) (a) (m)	29,980

	Total Industrials	455,294

	Information Technology — 0.0% (g)
	Electronic Equipment, Instruments & Components — 0.0% (g)
68,644	Applied DNA Sciences, Inc., expiring 11/14/19 (Strike Price $3.50) (a) (m)	31,919
32,869	RMG Networks Holding Corp., expiring 04/08/18 (Strike Price $11.50) (a) (m)	526

		32,445

	Semiconductors & Semiconductor Equipment — 0.0% (g)
60,774	Sunworks, Inc., expiring 03/09/20 (Strike Price $4.15) (a) (m)	26,677

	Technology Hardware, Storage & Peripherals — 0.0% (g)
5,973	Eastman Kodak Co., expiring 09/03/18 (Strike Price $16.12) (a) (m)	10,393

	Total Information Technology	69,515

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Materials — 0.6% (g)
	Chemicals — 0.6% (g)
155,517	AgroFresh Solutions, Inc., expiring 02/19/19 (Strike Price $11.50) (a) (m)	23,328
5,000	Delta Technology Holdings Ltd., (China), expiring 12/18/17 (Strike Price $10.00) (a) (m)	525
74,163	Saudi Basic Industries Corp., (Curacao), expiring 03/02/17 (Strike Price $0.00) (a) (m)	1,881,084

		1,904,937

	Metals & Mining — 0.0% (g)
10,830	Franco-Nevada Corp., (Canada), expiring 06/16/17 (Strike Price $75.00) (a) (m)	104,867
40,502	New Gold, Inc., (Canada), expiring 06/28/17 (Strike Price $15.00) (a) (m)	622
53,907	Timmins Gold Corp., (Canada), expiring 05/30/18 (Strike Price $0.70) (a) (m)	4,557

		110,046

	Total Materials	2,014,983

	Total Warrants (Cost $6,890,487)	10,120,527

NUMBER OF CONTRACTS
Long Positions — 0.5%
Options Purchased — 0.5%
	Call Options Purchased — 0.3%
7	Allergan plc, expiring 05/19/17 at $220.00, American Style	8,452
22	Allergan plc, expiring 05/19/17 at $250.00, American Style	6,193
30	Charter Communications, Inc., expiring 01/19/18 at $300.00, American Style	148,500
335	Deutsche Bank AG, expiring 04/21/17 at $18.00, American Style	88,440
155	DISH Network Corp., expiring 06/16/17 at $70.00, American Style	27,900
102	DISH Network Corp., expiring 01/19/18 at $60.00, American Style	82,110
527	Freeport-McMoRan, Inc., expiring 02/17/17 at $19.00, American Style	5,797
94	Guggenheim CurrencyShares Japanese Yen Trust, expiring 06/16/17 at $84.00, American Style	33,370
170	iShares 20+ Year Treasury Bond Fund, expiring 03/17/17 at $124.00, American Style	12,495

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
	Call Options Purchased — continued
481	iShares Edge MSCI Min Vol USA Fund, expiring 03/17/17 at $48.00, American Style	3,607
224	iShares MSCI Emerging Markets Fund, expiring 03/17/17 at $34.00, American Style	77,840
76	Liberty Global plc, expiring 04/21/17 at $37.50, American Style	12,350
188	Linn Energy LLC, expiring 01/19/18 at $3.00, American Style	470
85	Mondelez International, Inc., expiring 01/19/18 at $30.00, American Style	126,013
52	Mondelez International, Inc., expiring 01/19/18 at $55.00, American Style	5,746
73	NRG Energy, Inc., expiring 06/16/17 at $17.00, American Style	10,950
370	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 03/17/17 at $26.00, American Style	8,325
308	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 06/16/17 at $26.00, American Style	14,630
420	SPDR Euro STOXX 50 Fund, expiring 01/19/18 at $32.00, American Style	136,500
EUR 532	Telecom Italia SpA, expiring 12/15/17 at EUR0.90, American Style	36,213
EUR 264	Telecom Italia SpA, expiring 06/15/18 at EUR0.76, American Style	39,028
246	Transocean Ltd., expiring 05/19/17 at $17.00, American Style	11,562
EUR 107	Vivendi SA, expiring 09/15/17 at EUR22.00, American Style	1,790
15	William Lyon Homes, expiring 05/19/17 at $20.00, American Style	1,200
145	Williams Cos., Inc. (The), expiring 02/17/17 at $32.00, American Style	1,305

	Total Call Options Purchased	900,786

	Put Options Purchased — 0.2%
CHF 38	Actelion Ltd., expiring 02/17/17 at CHF200.00, American Style	6,222
CHF 44	Actelion Ltd., expiring 02/17/17 at CHF250.00, American Style	26,802
234	Advanced Micro Devices, Inc., expiring 04/21/17 at $4.00, American Style	351
28	BioTime, Inc., expiring 03/17/17 at $3.00, American Style	560
EUR 37	CAC 40 Index, expiring 02/17/17 at EUR4,700.00, European Style	16,783
EUR 20	DAX Index, expiring 02/17/17 at EUR11,000.00, European Style	2,166
EUR 26	DAX Index, expiring 02/17/17 at EUR11,200.00, European Style	5,021
149	DISH Network Corp., expiring 03/17/17 at $30.00, American Style	745

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — 0.5%
Options Purchased — continued
	Put Options Purchased — continued
EUR 78	Euro STOXX 50 Index, expiring 02/17/17 at EUR3,050.00, European Style	4,198
EUR 71	Euro STOXX Utilities Index, expiring 02/17/17 at EUR230.00, European Style	5,325
170	iShares 20+ Year Treasury Bond Fund, expiring 03/17/17 at $115.00, American Style	11,050
354	iShares iBoxx $ High Yield Corp. Bond Fund, expiring 02/17/17 at $86.00, American Style	9,027
212	iShares iBoxx $ High Yield Corp. Bond Fund, expiring 03/17/17 at $85.00, American Style	10,706
51	iShares iBoxx $ High Yield Corp. Bond Fund, expiring 03/17/17 at $86.00, American Style	3,927
224	iShares MSCI Emerging Markets Fund, expiring 03/17/17 at $34.00, American Style	3,808
106	iShares Russell 2000 Fund, expiring 03/17/17 at $130.00, American Style	16,377
182	Liberty Global plc, expiring 04/21/17 at $30.00, American Style	7,280
122	Netflix, Inc., expiring 06/16/17 at $100.00, American Style	14,335
439	PowerShares DB U.S. Dollar Index Bullish Fund, expiring 01/19/18 at $25.00, American Style	25,243
39	S&P 500 Index, expiring 02/28/17 at $2,220.00, European Style	36,660
7	S&P 500 Index, expiring 02/28/17 at $2,240.00, European Style	8,785
99	SINA Corp., expiring 03/17/17 at $60.00, American Style	11,533
420	SPDR Euro STOXX 50 Fund, expiring 01/19/18 at $31.00, American Style	68,250
305	SPDR S&P500 Fund Trust, expiring 02/17/17 at $223.00, American Style	21,960
339	SunPower Corp., expiring 03/17/17 at $7.00, American Style	32,544
100	SunTrust Banks, Inc., expiring 04/21/17 at $55.00, American Style	18,200
198	SunTrust Banks, Inc., expiring 07/21/17 at $60.00, American Style	115,335
26	Time Warner, Inc., expiring 04/21/17 at $95.00, American Style	6,097
283	Zions Bancorporation, expiring 02/17/17 at $46.00, American Style	108,248

	Total Put Options Purchased	597,538

	Total Options Purchased (Cost $1,960,036)	1,498,324

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 9.2%
	Investment Companies — 9.2%
29,704,100	JPMorgan US Treasury Plus Money Market Fund, Institutional Class Shares, 0.380% (b) (l) ^^ (Cost $29,704,100)	29,704,100

	Total Investments, Before Short Positions— 76.7% (Cost $230,116,646)	246,978,063
	Other Assets in Excess of Liabilities — 23.3%	75,254,902

	NET ASSETS — 100.0%	$322,232,965

Short Positions — 34.2%
Common Stocks — 22.2%
	Consumer Discretionary — 3.8%
	Auto Components — 0.4%
4,057	Delphi Automotive plc	284,234
27,524	Goodyear Tire & Rubber Co. (The)	891,502
971	Lear Corp.	137,969
1,198	Magna International, Inc., (Canada)	51,850

		1,365,555

	Automobiles — 0.2%
1,822	Tesla Motors, Inc. (a)	459,017
1,158	Winnebago Industries, Inc.	36,361

		495,378

	Diversified Consumer Services — 0.1%
5,350	ServiceMaster Global Holdings, Inc. (a)	197,843

	Hotels, Restaurants & Leisure — 0.8%
5,646	Carnival Corp.	312,675
517	Chipotle Mexican Grill, Inc. (a)	217,884
3,871	Darden Restaurants, Inc.	283,667
93,269	Del Taco Restaurants, Inc. (a)	1,272,189
6,561	Marriott International, Inc., Class A	555,061
149	Marriott Vacations Worldwide Corp.	12,886

		2,654,362

	Household Durables — 0.3%
10,779	Newell Brands, Inc.	510,170
22,138	William Lyon Homes, Class A (a)	390,736

		900,906

	Leisure Products — 0.3%
17,166	Brunswick Corp.	1,027,557

	Media — 1.0%
10,712	Altice NV, (Netherlands), Class A (a)	235,170
1,395	CBS Corp. (Non-Voting), Class B	89,963
10,315	DISH Network Corp., Class A (a)	610,339
13,894	Hemisphere Media Group, Inc. (a)	155,613
4,901	Liberty Broadband Corp., Class C (a) (m)	418,251

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Media — continued
13,052	Liberty Global plc LiLAC, (United Kingdom), Class A (a)	300,457
1,397	Liberty Media Corp.-Liberty Braves, Class C (a)	27,912
1,638	Liberty Media Corp.-Liberty SiriusXM, Class C (a)	58,788
8,075	Liberty Media Corp.-Liberty Formula One, Class C (a)	232,075
11,506	Scripps Networks Interactive, Inc., Class A	876,297
11,200	Twenty-First Century Fox, Inc., Class A	351,456

		3,356,321

	Multiline Retail — 0.1%
2,850	Kohl’s Corp.	113,515
2,937	Nordstrom, Inc.	129,874
1,949	Target Corp.	125,672

		369,061

	Specialty Retail — 0.3%
2,071	CarMax, Inc. (a)	138,156
6,272	Gap, Inc. (The)	144,444
2,495	O’Reilly Automotive, Inc. (a)	654,364

		936,964

	Textiles, Apparel & Luxury Goods — 0.3%
3,275	Michael Kors Holdings Ltd. (a)	140,203
906	Swatch Group AG (The), (Switzerland), Class BR	321,091
16,685	Under Armour, Inc., Class A (a)	358,560
2,810	VF Corp.	144,659

		964,513

	Total Consumer Discretionary	12,268,460

	Consumer Staples — 1.5%
	Beverages — 0.1%
3,655	Heineken Holding NV, (Netherlands)	256,757

	Food & Staples Retailing — 0.3%
13,328	Kroger Co. (The)	452,619
3,300	Sprouts Farmers Market, Inc. (a)	61,611
5,026	Walgreens Boots Alliance, Inc.	411,830

		926,060

	Food Products — 0.0% (g)
9,898	Hostess Brands, Inc. (a)	141,442

	Household Products — 0.7%
10,779	Energizer Holdings, Inc.	544,016
17,558	Procter & Gamble Co. (The)	1,538,081

		2,082,097

SHARES	SECURITY DESCRIPTION	VALUE
	Personal Products — 0.0% (g)
3,353	Unilever NV, (United Kingdom)	136,300

	Tobacco — 0.4%
10,349	British American Tobacco plc, (United Kingdom), ADR	1,274,997

	Total Consumer Staples	4,817,653

	Energy — 1.3%
	Energy Equipment & Services — 0.0% (g)
2,936	Transocean Ltd. (a)	41,016

	Oil, Gas & Consumable Fuels — 1.3%
25,894	Centennial Resource Development, Inc., Class A (a)	473,083
35,135	Chesapeake Energy Corp. (a)	226,621
34,898	Enbridge, Inc., (Canada)	1,486,655
8,448	Green Plains, Inc.	190,080
3,973	Hess Corp.	215,257
168,387	JX Holdings, Inc., (Japan)	794,109
1,291	Parsley Energy, Inc., Class A (a) (m)	45,469
321	Petroleo Brasileiro SA, (Brazil), ADR (a)	3,293
6,217	Royal Dutch Shell plc, (Netherlands), Class B, ADR	357,291
18,349	WPX Energy, Inc. (a)	255,602

		4,047,460

	Total Energy	4,088,476

	Financials — 4.5%
	Banks — 3.7%
48,088	Associated Banc-Corp	1,216,626
17,791	Huntington Bancshares, Inc.	240,712
88,117	SunTrust Banks, Inc.	5,006,808
81,132	TCF Financial Corp.	1,407,640
95,487	Zions Bancorporation	4,028,597

		11,900,383

	Capital Markets — 0.2%
25,373	Deutsche Bank AG, (Germany) (a)	505,177
2,698	Virtus Investment Partners, Inc.	294,082

		799,259

	Insurance — 0.6%
73,102	Crawford & Co., Class B	885,996
24,771	First American Financial Corp.	930,894

		1,816,890

	Total Financials	14,516,532

	Health Care — 1.0%
	Biotechnology — 0.1%
46,822	BioTime, Inc. (a)	146,553
24,044	ImmunoGen, Inc. (a)	56,263

		202,816

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Health Care Equipment & Supplies — 0.2%
1,110	Intuitive Surgical, Inc. (a)	768,886
10	Varex Imaging Corp. (a)	299
26	Varian Medical Systems, Inc. (a)	2,019

		771,204

	Health Care Providers & Services — 0.2%
778	Anthem, Inc.	119,921
5,705	HCA Holdings, Inc. (a)	457,997

		577,918

	Pharmaceuticals — 0.5%
826	Allergan plc (a)	180,803
7,184	Bayer AG, (Germany)	797,993
19,555	Depomed, Inc. (a)	353,750
4,119	Teva Pharmaceutical Industries Ltd., (Israel), ADR	137,698
6,814	Valeant Pharmaceuticals International, Inc. (a)	93,897

		1,564,141

	Total Health Care	3,116,079

	Industrials — 2.1%
	Aerospace & Defense — 0.5%
7,575	Arconic, Inc.	172,634
2,130	Boeing Co. (The)	348,085
5,404	Spirit AeroSystems Holdings, Inc., Class A	324,510
3,256	TransDigm Group, Inc.	704,598

		1,549,827

	Air Freight & Logistics — 0.1%
5,961	CH Robinson Worldwide, Inc.	453,394

	Construction & Engineering — 0.1%
3,900	Dycom Industries, Inc. (a)	314,574
176	HOCHTIEF AG, (Germany)	25,089

		339,663

	Industrial Conglomerates — 0.2%
1,714	3M Co.	299,642
9,059	General Electric Co.	269,052

		568,694

	Machinery — 1.0%
64,121	Blue Bird Corp. (a)	1,080,439
3,620	Douglas Dynamics, Inc.	122,356
5,138	Illinois Tool Works, Inc.	653,553
3,161	Snap-on, Inc.	573,816
57,808	Volvo AB, (Sweden), Class B	739,814

		3,169,978

SHARES	SECURITY DESCRIPTION	VALUE
	Road & Rail — 0.1%
3,248	Kansas City Southern	279,036

	Trading Companies & Distributors — 0.1%
525	Applied Industrial Technologies, Inc.	31,736
510	MSC Industrial Direct Co., Inc., Class A	52,097
9,614	Nexeo Solutions, Inc. (a)	86,622
1,361	WW Grainger, Inc.	343,748

		514,203

	Total Industrials	6,874,795

	Information Technology — 4.5%
	Communications Equipment — 0.5%
4,232	ARRIS International plc (a)	120,950
36,309	Ciena Corp. (a)	883,761
6,929	InterDigital, Inc.	647,169

		1,651,880

	Internet Software & Services — 2.3%
69,792	Alibaba Group Holding Ltd., (China), ADR (a)	7,070,628
536	GrubHub, Inc. (a)	22,271
1,801	MercadoLibre, Inc., (Argentina)	333,887
3,119	Tencent Holdings Ltd., (China), ADR	81,671

		7,508,457

	IT Services — 0.3%
19,659	Infosys Ltd., (India), ADR	270,704
44,229	Unisys Corp. (a)	568,343

		839,047

	Semiconductors & Semiconductor Equipment — 0.6%
23,046	Advanced Micro Devices, Inc. (a)	238,987
26,925	Intel Corp.	991,378
3,714	Linear Technology Corp.	234,465
18,820	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	581,726

		2,046,556

	Software — 0.6%
14,066	Oracle Corp.	564,188
12,842	Paycom Software, Inc. (a)	593,814
8,943	VMware, Inc., Class A (a)	782,870

		1,940,872

	Technology Hardware, Storage & Peripherals — 0.2%
866	Eastman Kodak Co. (a)	11,605
10,712	Electronics For Imaging, Inc. (a)	481,397
3,200	Super Micro Computer, Inc. (a)	84,640

		577,642

	Total Information Technology	14,564,454

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Materials — 1.1%
	Chemicals — 0.5%
6,395	AgroFresh Solutions, Inc. (a)	16,819
18,185	HB Fuller Co.	897,794
8,200	Kronos Worldwide, Inc.	108,404
31,397	Rayonier Advanced Materials, Inc.	426,057
2,199	Valspar Corp. (The)	243,363

		1,692,437

	Containers & Packaging — 0.2%
7,406	Bemis Co., Inc.	360,820
2,511	International Paper Co.	142,123

		502,943

	Metals & Mining — 0.4%
19,380	Barrick Gold Corp., (Canada)	357,367
5,786	Franco-Nevada Corp., (Canada)	376,351
49,052	Vale SA, (Brazil), ADR	475,314

		1,209,032

	Total Materials	3,404,412

	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
1,655	AvalonBay Communities, Inc.	286,828
8,497	Colony Starwood Homes	267,231
595	Forest City Realty Trust, Inc., Class A	13,471
9,047	Omega Healthcare Investors, Inc.	290,137
13,768	Ventas, Inc.	849,072

	Total Real Estate	1,706,739

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
9,248	AT&T, Inc.	389,896
11,634	CenturyLink, Inc.	300,855
256,733	Koninklijke KPN NV, (Netherlands)	739,641
74,134	Telefonica SA, (Spain)	717,254
18,802	Verizon Communications, Inc.	921,486

	Total Telecommunication Services	3,069,132

	Utilities — 1.0%
	Electric Utilities — 0.1%
11,665	Centrais Eletricas Brasileiras SA, (Brazil), ADR (a)	76,639
5,760	Chugoku Electric Power Co., Inc. (The), (Japan)	64,858
223	Exelon Corp.	8,001
2,297	Great Plains Energy, Inc.	63,282

		212,780

SHARES	SECURITY DESCRIPTION	VALUE
	Multi-Utilities — 0.9%
3,644	Black Hills Corp.	227,932
14,169	Consolidated Edison, Inc.	1,053,465
12,383	Dominion Resources, Inc.	944,576
10,460	SCANA Corp.	718,602

		2,944,575

	Total Utilities	3,157,355

	Total Common Stocks (Proceeds $67,736,136)	71,584,087

Exchange-Traded Funds — 12.0%
	Fixed Income — 0.2%
5,108	iShares J.P. Morgan USD Emerging Markets Bond Fund	572,760

	International Equity — 0.9%
3,928	iShares Edge MSCI Min Vol USA Fund	179,863
12,665	iShares MSCI Brazil Capped Fund	466,959
24,392	iShares MSCI China Fund	1,146,668
17,800	iShares MSCI Emerging Markets Fund	664,652
4,644	iShares MSCI Switzerland Capped Fund	142,710
12,377	SPDR Euro STOXX 50 Fund	421,065

	Total International Equity	3,021,917

	U.S. Equity — 10.9%
13,950	Direxion Daily Gold Miners Index Bull 3X Shares (a)	154,566
35,117	iShares Russell 2000 Fund	4,748,872
43,392	Real Estate Select Sector SPDR Fund	1,332,568
15,622	SPDR S&P MidCap 400 Fund Trust	4,791,268
29,663	SPDR S&P Retail Fund	1,281,442
100,640	SPDR S&P500 Fund Trust	22,898,619

	Total U.S. Equity	35,207,335

	Total Exchange-Traded Funds (Proceeds $37,967,561)	38,802,012

	Total Securities Sold Short (Proceeds 105,703,697)	110,386,099

Percentages indicated are based on net assets.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
24	CAC 40 Index^	02/17/17	EUR	1,231,667	(22,663)
12	Natural Gas Futures^	02/24/17	USD	374,040	(16,545)
16	Hang Seng Index^	02/27/17	HKD	2,393,849	31,370
6	Brent Crude Oil Futures^	02/28/17	USD	333,480	4,412
13	Gasoline RBOB Futures^	02/28/17	USD	846,355	(57,542)
7	NY Harbor ULSD Futures^	02/28/17	USD	479,455	(21,305)
27	Euro-Bobl^	03/08/17	EUR	3,874,736	(11,604)
5	Nikkei 225 Index^	03/09/17	JPY	839,756	1,065
10	TOPIX Index^	03/09/17	JPY	1,341,366	(14,940)
11	Low Sulphur Gas Oil Futures^	03/10/17	USD	547,525	2,309
14	LME Copper Futures^	03/13/17	USD	2,096,238	93,573
23	LME Primary Aluminum Futures^	03/13/17	USD	1,043,338	49,480
17	LME Zinc Futures^	03/13/17	USD	1,213,800	97,952
20	Corn Futures^	03/14/17	USD	359,750	(5,115)
14	Soybean Futures^	03/14/17	USD	717,150	(6,412)
12	Soybean Meal Futures^	03/14/17	USD	401,520	(10,671)
10	Soybean Oil Futures^	03/14/17	USD	203,100	(15,764)
13	10 Year Australian Government Bond	03/15/17	AUD	1,264,899	2,054
4	DAX Index^	03/17/17	EUR	1,255,987	14,277
26	DJIA Mini E-CBOT^	03/17/17	USD	2,572,960	34,313
12	E-mini S&P 500^	03/17/17	USD	1,364,700	3,816
4	Euro STOXX 50 Index^	03/17/17	EUR	140,227	(2,387)
37	FTSE 100 Index^	03/17/17	GBP	3,292,078	19,369
38	Mini Russell 2000^	03/17/17	USD	2,583,050	(18,563)
20	NASDAQ 100 E-Mini^	03/17/17	USD	2,045,100	29,123
10	10 Year U.S. Treasury Note	03/22/17	USD	1,244,688	(7,171)
9	Long Gilt^	03/29/17	GBP	1,402,456	(13,029)
2	Silver Futures^	03/29/17	USD	175,430	12,351
14	Sugar No. 11 (World) Futures^	04/28/17	USD	320,813	354
4	Cotton No. 2 Futures^	05/08/17	USD	151,200	3,224
1	Coffee ‘C’ Futures^	05/18/17	USD	57,000	(753)
69	3-Month Euro Euribor^	06/18/18	EUR	18,656,755	(3,215)
	Short Futures Outstanding
(6)	Euro Bund	03/08/17	EUR	(1,050,116)	(1,798)
(9)	10 Year Mini Japanese Government Bond	03/10/17	JPY	(1,194,128)	3,933
(2)	LME Copper Futures^	03/13/17	USD	(299,463)	(10,805)
(1)	LME Primary Aluminum Futures^	03/13/17	USD	(45,363)	(1,853)
(5)	LME Zinc Futures^	03/13/17	USD	(357,000)	(34,914)
(12)	Hard Red Winter Wheat Futures^	03/14/17	USD	(257,700)	(769)
(8)	Wheat Futures^	03/14/17	USD	(168,300)	879
(24)	10 Year Australian Government Bond^	03/15/17	AUD	(2,335,198)	(15,438)
(10)	Cocoa Futures^	03/16/17	GBP	(212,099)	34,562
(5)	E-mini S&P 500	03/17/17	USD	(568,625)	(1,673)
(201)	Euro STOXX 50 Index	03/17/17	EUR	(7,046,378)	(136,025)
(8)	10 Year U.S. Treasury Note^	03/22/17	USD	(995,750)	(2,620)
(22)	U.S. Treasury Long Bond^	03/22/17	USD	(3,318,563)	1,782
(11)	Gold 100 OZ Futures^	04/26/17	USD	(1,332,540)	327
(280)	90 Day Eurodollar^	06/18/18	USD	(68,778,500)	35,571
(109)	90 Day Sterling^	06/20/18	GBP	(17,021,984)	4,712

					47,234

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
163,480	AUD	Merrill Lynch International	02/21/17	123,393	123,929	536
8,866,000	AUD	Morgan Stanley^	03/17/17	6,661,600	6,717,282	55,682
208,434	BRL	Goldman Sachs International†	02/21/17	64,221	65,839	1,618
341,702	CAD	Citibank, NA	02/21/17	261,759	262,638	879
5,321,000	CAD	Morgan Stanley^	03/17/17	4,051,103	4,090,877	39,774
390,542	CHF	Morgan Stanley	03/15/17	393,355	395,535	2,180
1,711,000	CHF	Morgan Stanley^	03/17/17	1,697,160	1,733,130	35,970
190,608,336	COP	Merrill Lynch International†	02/21/17	64,888	64,957	69
38,333	EUR	State Street Corp.	02/21/17	41,030	41,407	377
411,774	EUR	Morgan Stanley	03/15/17	441,272	445,260	3,988
785,000	EUR	Morgan Stanley^	03/17/17	833,713	848,939	15,226
6,988	GBP	BNP Paribas	02/21/17	8,763	8,794	31
79,979	GBP	Goldman Sachs International	02/21/17	97,223	100,644	3,421
86,845	GBP	Morgan Stanley	03/15/17	107,641	109,343	1,702
1,860,000	GBP	Morgan Stanley^	03/17/17	2,309,987	2,342,007	32,020
3,366,431	JPY	State Street Corp.	02/21/17	29,276	29,829	553
243,725,000	JPY	Morgan Stanley^	03/17/17	2,102,320	2,161,755	59,435
3,648,000	MXN	Morgan Stanley^	03/17/17	172,990	173,887	897
1,895,210	NOK	Goldman Sachs International	02/21/17	224,822	229,808	4,986
319,394	NZD	Merrill Lynch International	02/21/17	229,402	234,212	4,810
3,750,000	NZD	Morgan Stanley^	03/17/17	2,689,103	2,747,858	58,755
3,884,951	RUB	Goldman Sachs International†	02/21/17	65,141	64,431	(710)
231,490	TRY	Citibank, NA	02/21/17	60,423	61,048	625
926,290	ZAR	Citibank, NA	02/21/17	68,190	68,527	337
				22,798,775	23,121,936	323,161

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
55,989	AUD	Merrill Lynch International	02/21/17	42,260	42,444	(184)
4,331,000	AUD	Morgan Stanley^	03/17/17	3,143,658	3,281,362	(137,704)
291,855	CAD	Citibank, NA	02/21/17	223,574	224,325	(751)
5,962,000	CAD	Morgan Stanley^	03/17/17	4,524,379	4,583,688	(59,309)
2,476,514	CHF	Deutsche Bank AG	02/10/17	2,461,861	2,503,592	(41,731)
213,000	CHF	Morgan Stanley	02/17/17	213,224	215,399	(2,175)
454,565	CHF	State Street Corp.	02/21/17	455,201	459,768	(4,567)
1,808,760	CHF	Morgan Stanley	03/15/17	1,779,554	1,831,884	(52,330)
2,818,000	CHF	Morgan Stanley^	03/17/17	2,806,830	2,854,445	(47,615)
3,084,035	EUR	Deutsche Bank AG	02/10/17	3,289,743	3,330,102	(40,359)
321,961	EUR	Citibank, NA	02/21/17	345,143	347,782	(2,639)
2,210,774	EUR	Morgan Stanley	03/15/17	2,321,094	2,390,557	(69,463)
3,417,000	EUR	Morgan Stanley^	03/17/17	3,653,627	3,695,316	(41,689)
3,252,000	GBP	Deutsche Bank AG	02/10/17	4,006,681	4,091,506	(84,825)
6,988	GBP	Goldman Sachs International	02/21/17	8,495	8,794	(299)
170,635	GBP	Morgan Stanley	03/15/17	212,425	214,839	(2,414)
3,587,000	GBP	Morgan Stanley^	03/17/17	4,538,683	4,516,544	22,139
308,000	HKD	Morgan Stanley	03/31/17	39,735	39,721	14
19,445,278	HUF	Citibank, NA	02/21/17	67,422	67,748	(326)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
251,865	ILS	Citibank, NA	02/21/17	65,849	66,843	(994)
2,372,919	JPY	Royal Bank of Canada	02/21/17	20,830	21,026	(196)
2,571,033	JPY	State Street Corp.	02/21/17	22,697	22,781	(84)
461,046,000	JPY	Morgan Stanley^	03/17/17	3,993,965	4,089,314	(95,349)
76,871,010	KRW	Goldman Sachs International†	02/21/17	65,814	66,756	(942)
25,912,000	MXN	Morgan Stanley^	03/17/17	1,261,693	1,235,133	26,560
802,000	NZD	Morgan Stanley^	03/17/17	561,384	587,677	(26,293)
278,852	RON	Citibank, NA	02/21/17	66,251	66,978	(727)
5,700,000	SEK	Deutsche Bank AG	02/10/17	640,017	651,858	(11,841)
3,296,686	SEK	Citibank, NA	02/21/17	371,070	377,176	(6,106)
2,295,806	THB	Goldman Sachs International	02/21/17	65,019	65,192	(173)
				41,268,178	41,950,550	(682,372)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE		PREMIUMS RECEIVED
Actelion Ltd., American Style	CHF	240.00	02/17/17	12	(27,748)	CHF	7,354
Actelion Ltd., American Style	CHF	250.00	02/17/17	49	(70,650)	CHF	25,418
AT&T, Inc., American Style		41.00	04/21/17	34	(6,188)		7,434
BioTime, Inc., American Style		3.00	03/17/17	13	(422)		840
BioTime, Inc., American Style		4.00	03/17/17	16	(80)		592
Centennial Resource Development, Inc., American Style		15.00	04/21/17	5	(1,800)		868
Mondelez International, Inc., American Style		42.00	01/19/18	131	(76,308)		90,194
Telecom Italia SpA, American Style	EUR	1.20	12/15/17	532	(7,360)	EUR	11,587
VMware, Inc., American Style		77.50	04/21/17	46	(46,460)		30,114
William Lyon Homes, American Style		22.50	05/19/17	29	(1,088)		5,046

					(238,104)

Put Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE		PREMIUMS RECEIVED
Actelion Ltd., American Style	CHF	170.00	02/17/17	33	(1,490)	CHF	5,712
Centennial Resource Development, Inc., American Style		12.50	04/21/17	5	(87)		543
Euro STOXX 50 ETF, European Style	EUR	210.00	02/17/17	71	(309)	EUR	3,331
Vonovia SE, American Style	EUR	32.00	03/17/17	40	(8,417)	EUR	4,771
Vonovia SE, American Style	EUR	33.00	03/17/17	40	(12,052)	EUR	6,402

					(22,355)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Total Return Swaps Outstanding at January 31, 2017

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	NOTIONAL VALUE	TERMINATION DATE	VALUE
Morgan Stanley Capital Services:
Yahoo!, Inc.	Total return on the position at termination	Federal funds floating rate at termination	2,235,640	08/09/2021	121,973

Total Return Basket Swaps* Outstanding at January 31, 2017

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	07/25/2017	293,259
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	12/19/2017	(16,652)
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	01/25/2018	(4,869)
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	01/5/2018	121,370
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	01/11/2019	27,559 **

			420,667

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details
**	This represents the value of the swap subsequent to reset.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
BRL	—	Brazilian Real
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
COP	—	Colombian Peso
DAX	—	Deutscher Aktien Index
DJIA	—	Dow Jones Industrial Average
ETF	—	Exchange-Traded Fund
ETN	—	Exchange-Traded Note
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2017. The rate may be subject to a cap and floor.
ILS	—	Israeli Shekel
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
KRW	—	South Korean Won
LIBOR	—	London Interbank Offered Rate

LME	—	London Metal Exchange
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
NASDAQ	—	National Association of Securities Dealers Automated Quotation
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
RBOB	—	Reformulated gasoline blendstock for oxygen blending
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SPDR	—	Standard & Poor’s Depositary Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2017.
THB	—	Thai Bhat
TOPIX	—	Tokyo Stock Price Index
TRY	—	Turkish Lira
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2017.
WTI	—	West Texas Intermediate
ZAR	—	South African Rand

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of January 31, 2017.
(m)	—	All or a portion of this security is pledged for holdings of short sales, futures, swaps, options and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
^	—	Represents positions held in the Subsidiary.
^^	—	A portion of the position is held by the Subsidiary.
†	—	Non-deliverable forward.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of January 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	21,044,181
Aggregate gross unrealized depreciation	(4,182,764)

Net unrealized appreciation/depreciation	16,861,417

Federal income tax cost of investments	230,116,646

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 0.8%
Media — 0.6%
ITV plc (United Kingdom)	221,136	560,795	567,442	6,647
JCDecaux SA (France)	2,559	80,986	81,920	934
Publicis Groupe SA (France)	17,447	1,222,298	1,198,592	(23,706)

	241,142	1,864,079	1,847,954	(16,125)

Specialty Retail — 0.0% (g)
Sports Direct International plc (United Kingdom) (a)	33,969	124,137	121,909	(2,228)
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group plc (United Kingdom)	30,235	628,265	625,243	(3,022)

Total Consumer Discretionary	305,346	2,616,481	2,595,106	(21,375)

Consumer Staples — 0.4%
Food Products — 0.4%
Nestle SA (Switzerland)	16,049	1,189,525	1,175,823	(13,702)
Financials — 1.1%
Banks — 0.9%
Barclays plc (United Kingdom)	193,780	554,241	537,802	(16,439)
BNP Paribas SA (France)	17,976	1,165,277	1,149,958	(15,319)
Societe Generale SA (France)	23,967	1,185,958	1,171,688	(14,270)

	235,723	2,905,476	2,859,448	(46,028)

Capital Markets — 0.0% (g)
Anima Holding SpA (Italy)	5,511	32,428	32,862	434
Insurance — 0.2%
Admiral Group plc (United Kingdom)	5,499	119,882	123,200	3,318
RSA Insurance Group plc (United Kingdom)	77,829	553,681	563,521	9,840

	83,328	673,563	686,721	13,158

Total Financials	324,562	3,611,467	3,579,031	(32,436)

Health Care — 0.0% (g)
Health Care Equipment & Supplies — 0.0% (g)
Smith & Nephew plc (United Kingdom)	3,561	53,982	53,271	(711)
Industrials — 0.5%
Airlines — 0.3%
Ryanair Holdings plc (Ireland) (a)	58,569	939,891	906,211	(33,680)
Industrial Conglomerates — 0.2%
Smiths Group plc (United Kingdom)	31,268	586,012	592,651	6,639

Total Industrials	89,837	1,525,903	1,498,862	(27,041)

Materials — 0.9%
Chemicals — 0.4%
Croda International plc (United Kingdom)	7,719	327,238	325,951	(1,287)
Syngenta AG (Switzerland)	2,619	1,142,840	1,113,110	(29,730)

	10,338	1,470,078	1,439,061	(31,017)

Construction Materials — 0.5%
LafargeHolcim Ltd. (Switzerland) (a)	29,522	1,523,842	1,589,578	65,736

Total Materials	39,860	2,993,920	3,028,639	34,719

Telecommunication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Iliad SA (France)	4,099	845,560	876,575	31,015

Total Long Positions of Total Return Basket Swap	783,314	12,836,838	12,807,307	(29,531)

Short Positions

Common Stocks
Consumer Discretionary — 1.2%
Media — 0.1%
WPP plc (United Kingdom)	17,690	410,190	411,719	(1,529)
Multiline Retail — 0.3%
Marks & Spencer Group plc (United Kingdom)	179,464	761,153	760,678	475
Specialty Retail — 0.2%
Industria de Diseno Textil SA (Spain)	15,342	513,351	507,445	5,906
JD Sports Fashion plc (United Kingdom)	31,540	137,483	138,143	(660)

	46,882	650,834	645,588	5,246

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.6%	2,886	474,110	455,425	18,685
adidas AG (Germany)
Kering (France)	1,152	284,591	274,223	10,368
LVMH Moet Hennessy Louis Vuitton SE (France)	5,937	1,223,361	1,196,444	26,917

	9,975	1,982,062	1,926,092	55,970

Total Consumer Discretionary	254,011	3,804,239	3,744,077	60,162

Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Koninklijke Ahold Delhaize NV (Netherlands)	20,228	441,368	430,933	10,435
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Eni SpA (Italy)	18,660	313,051	286,913	26,138
Health Care — 0.1%
Pharmaceuticals — 0.1%
GlaxoSmithKline plc (United Kingdom)	11,165	217,220	215,763	1,457
Roche Holding AG (Switzerland)	530	125,071	125,583	(512)

	11,695	342,291	341,346	945

Total Health Care	11,695	342,291	341,346	945

Industrials — 0.2%
Airlines — 0.1%
Deutsche Lufthansa AG (Germany)	13,652	178,505	182,372	(3,867)
Trading Companies & Distributors — 0.1%
Bunzl plc (United Kingdom)	12,895	346,429	339,920	6,509

Total Industrials	26,547	524,934	522,292	2,642

Materials — 0.1%
Chemicals — 0.1%
Givaudan SA (Switzerland)	195	356,927	351,554	5,373
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	21,222	376,266	371,534	4,732
Orange SA (France)	21,109	338,661	327,705	10,956

	42,331	714,927	699,239	15,688

Total Telecommunication Services	42,331	714,927	699,239	15,688

Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
Electricite de France SA (France)	7,973	82,266	78,598	3,668

Total Short Positions of Total Return Basket Swap	381,640	6,580,003	6,454,952	125,051

Total of Long and Short Positions of Total Return Basket Swap	401,674	6,256,835	6,352,355	95,520

Cash and Other Receivables/(Payables) (4)				1,99,047

Financing Costs				(1,308)

Net Dividends Receivable/(Payable)				—

Outstanding Swap contract, at value				293,259

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 0.2%
Auto Components — 0.1%
Calsonic Kansei Corp. (Japan)	1,000	15,818	15,898	80
Cie Generale des Etablissements Michelin (France)	131	14,708	14,074	(634)
Cooper-Standard Holdings, Inc. (a)	153	15,707	16,108	401
Gentex Corp.	784	16,229	16,378	149
GKN plc (United Kingdom)	3,569	15,334	15,474	140
Lear Corp.	120	17,018	17,051	33
Linamar Corp. (Canada)	351	15,019	15,432	413
Magna International, Inc. (Canada)	346	15,146	14,967	(179)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Auto Components — continued
TS Tech Co. Ltd. (Japan)	500	13,231	12,761	(470)
Valeo SA (France)	238	14,254	14,546	292

	7,192	152,464	152,689	225

Automobiles — 0.0% (g)
Fuji Heavy Industries Ltd. (Japan)	300	12,704	12,005	(699)
Peugeot SA (France) (a)	961	17,508	17,885	377
Thor Industries, Inc.	141	14,230	14,593	363

	1,402	44,442	44,483	41

Distributors — 0.0% (g)
Inchcape plc (United Kingdom)	1,781	16,171	16,119	(52)
Hotels, Restaurants & Leisure — 0.0% (g)
Carnival plc	303	16,242	16,210	(32)
GVC Holdings plc (Isle of Man)	1,746	13,554	13,311	(243)
ILG, Inc.	774	13,816	14,667	851
Ladbrokes Coral Group plc (United Kingdom)	8,402	12,811	12,650	(161)
William Hill plc (United Kingdom)	4,004	14,351	13,061	(1,290)
Wyndham Worldwide Corp.	204	15,490	16,128	638

	15,433	86,264	86,027	(237)

Household Durables — 0.0% (g)
Barratt Developments plc (United Kingdom)	2,645	16,891	15,951	(940)
Haseko Corp. (Japan)	1,500	17,261	16,532	(729)
Iida Group Holdings Co. Ltd. (Japan)	700	14,072	13,101	(971)
KB Home	942	15,684	15,430	(254)
Sumitomo Forestry Co. Ltd. (Japan)	1,000	13,945	13,756	(189)

	6,787	77,853	74,770	(3,083)

Leisure Products — 0.0% (g)
American Outdoor Brands Corp. (a)	674	13,966	14,356	390
Bandai Namco Holdings, Inc. (Japan)	500	14,305	13,770	(535)
Heiwa Corp. (Japan)	600	14,654	14,466	(188)

	1,774	42,925	42,592	(333)

Media — 0.1%
Gannett Co., Inc.	1,130	10,938	10,871	(67)
Informa plc (United Kingdom)	1,710	14,892	14,057	(835)
John Wiley & Sons, Inc., Class A	256	14,502	14,106	(396)
Mediaset Espana Comunicacion SA (Spain)	1,240	15,437	15,177	(260)
Meredith Corp.	235	13,442	14,405	963
Omnicom Group, Inc.	175	14,844	14,989	145
Scripps Networks Interactive, Inc., Class A	213	15,979	16,222	243
Sinclair Broadcast Group, Inc., Class A	443	13,644	14,951	1,307
UBM plc (United Kingdom)	1,609	15,020	14,297	(723)

	7,011	128,698	129,075	377

Multiline Retail — 0.0% (g)
Big Lots, Inc.	314	15,763	15,700	(63)
Canadian Tire Corp. Ltd. (Canada), Class A	133	14,697	14,145	(552)
Dillard’s, Inc., Class A	201	11,453	11,344	(109)
Target Corp.	206	14,614	13,283	(1,331)

	854	56,527	54,472	(2,055)

Specialty Retail — 0.0% (g)
Adastria Co. Ltd. (Japan)	600	17,143	16,102	(1,041)
American Eagle Outfitters, Inc.	829	12,675	12,526	(149)
Best Buy Co., Inc.	358	16,067	15,938	(129)
Children’s Place, Inc. (The)	137	14,043	13,289	(754)
Dick’s Sporting Goods, Inc.	238	12,590	12,281	(309)
GameStop Corp., Class A	588	13,724	14,400	676
JB Hi-Fi Ltd. (Australia)	622	13,757	13,047	(710)
Kingfisher plc (United Kingdom)	3,226	14,131	13,687	(444)

	6,598	114,130	111,270	(2,860)

Textiles, Apparel & Luxury Goods — 0.0% (g)
Burberry Group plc (United Kingdom)	810	16,687	16,750	63
Christian Dior SE (France)	74	16,415	15,885	(530)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Michael Kors Holdings Ltd. (a)	289	12,589	12,372	(217)
PVH Corp.	134	12,707	12,571	(136)
Wolverine World Wide, Inc.	671	15,742	15,762	20

	1,978	74,140	73,340	(800)

Total Consumer Discretionary	50,810	793,614	784,837	(8,777)

Consumer Staples — 0.1%
Beverages — 0.0% (g)
Coca-Cola West Co. Ltd. (Japan)	500	14,596	14,513	(83)
PepsiCo, Inc.	131	13,387	13,595	208

	631	27,983	28,108	125

Food & Staples Retailing — 0.0% (g)
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	300	15,391	14,915	(476)
Metcash Ltd. (Australia) (a)	8,693	14,699	13,900	(799)
Metro, Inc. (Canada)	444	13,849	13,488	(361)
SpartanNash Co.	381	14,867	14,424	(443)
Sysco Corp.	266	14,598	13,954	(644)
Walgreens Boots Alliance, Inc.	168	14,149	13,766	(383)
Wal-Mart Stores, Inc.	204	13,958	13,615	(343)
Wm Morrison Supermarkets plc (United Kingdom)	5,037	15,266	15,017	(249)

	15,493	116,777	113,079	(3,698)

Food Products — 0.1%
Archer-Daniels-Midland Co.	335	14,971	14,827	(144)
Campbell Soup Co.	231	14,343	14,375	32
Dean Foods Co.	699	14,441	13,882	(559)
Ebro Foods SA (Spain)	610	13,222	12,589	(633)
Fresh Del Monte Produce, Inc.	230	13,996	13,168	(828)
General Mills, Inc.	232	14,379	14,495	116
Hershey Co. (The)	146	15,355	15,399	44
Ingredion, Inc.	107	13,554	13,716	162
JM Smucker Co. (The)	109	14,416	14,808	392
Megmilk Snow Brand Co. Ltd. (Japan)	500	13,819	13,123	(696)
Morinaga & Co. Ltd. (Japan)	300	12,864	12,981	117
Nichirei Corp. (Japan)	800	16,842	16,283	(559)
Pinnacle Foods, Inc.	276	14,749	14,681	(68)
Sanderson Farms, Inc.	160	14,944	14,560	(384)
Tyson Foods, Inc., Class A	202	12,589	12,684	95

	4,937	214,484	211,571	(2,913)

Household Products — 0.0% (g)
Procter & Gamble Co. (The)	167	14,230	14,629	399
Reckitt Benckiser Group plc (United Kingdom)	168	14,696	14,416	(280)

	335	28,926	29,045	119

Personal Products — 0.0% (g)
Unilever plc (United Kingdom)	332	14,211	13,448	(763)
Tobacco — 0.0% (g)
Altria Group, Inc.	218	14,929	15,517	588
Universal Corp.	252	17,514	17,136	(378)

	470	32,443	32,653	210

Total Consumer Staples	22,198	434,824	427,904	(6,920)

Energy — 0.1%
Energy Equipment & Services — 0.0% (g)
Archrock, Inc.	1,126	17,059	16,440	(619)
Baker Hughes, Inc.	218	13,494	13,751	257
Forum Energy Technologies, Inc. (a)	588	13,730	12,760	(970)
Helmerich & Payne, Inc.	179	14,284	12,738	(1,546)
John Wood Group plc (United Kingdom)	1,447	16,002	15,308	(694)
Noble Corp. plc	2,437	17,571	16,450	(1,121)
Patterson-UTI Energy, Inc.	589	16,445	16,515	70
Petrofac Ltd. (United Kingdom)	1,278	15,046	14,798	(248)
RPC, Inc.	766	16,806	16,484	(322)
Schlumberger Ltd.	176	15,212	14,733	(479)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Energy Equipment & Services — continued
Superior Energy Services, Inc. (a)	765	14,130	13,517	(613)
Tenaris SA (Luxembourg)	784	14,047	13,733	(314)
WorleyParsons Ltd. (Australia) (a)	2,022	15,532	15,204	(328)

	12,375	199,358	192,431	(6,927)

Oil, Gas & Consumable Fuels — 0.1%
ARC Resources Ltd. (Canada)	758	12,543	11,796	(747)
BP plc (United Kingdom)	2,369	15,267	14,149	(1,118)
Clayton Williams Energy, Inc. (a)	124	18,011	18,036	25
CVR Energy, Inc.	566	13,148	12,571	(577)
Denbury Resources, Inc. (a)	3,630	13,540	12,161	(1,379)
Enbridge Income Fund Holdings, Inc. (Canada)	544	14,887	14,293	(594)
Exxon Mobil Corp.	162	14,152	13,590	(562)
Galp Energia SGPS SA (Portugal)	1,019	15,636	15,014	(622)
Husky Energy, Inc. (Canada) (a)	1,189	14,911	15,342	431
Idemitsu Kosan Co. Ltd. (Japan)	500	14,695	15,461	766
Neste OYJ (Finland)	317	11,155	11,029	(126)
OMV AG (Austria)	389	14,221	13,614	(607)
Repsol SA (Spain)	990	15,070	14,673	(397)
Royal Dutch Shell plc (Netherlands), Class B	533	15,889	15,054	(835)
Showa Shell Sekiyu KK (Japan)	1,500	14,939	14,704	(235)
TOTAL SA (France)	292	15,270	14,774	(496)
Valero Energy Corp.	207	13,701	13,612	(89)
Veresen, Inc. (Canada)	1,383	13,933	14,061	128
Western Refining, Inc.	467	16,294	16,350	56
World Fuel Services Corp.	301	13,358	13,389	31

	17,240	290,620	283,673	(6,947)

Total Energy	29,615	489,978	476,104	(13,874)

Financials — 0.2%
Banks — 0.1%
Bank of Montreal (Canada)	219	16,536	16,566	30
Bank of Nova Scotia (The) (Canada)	263	15,642	15,716	74
BNP Paribas SA (France)	245	16,182	15,673	(509)
National Bank of Canada (Canada)	402	17,069	17,353	284
Popular, Inc. (Puerto Rico)	361	15,545	16,039	494
Resona Holdings, Inc. (Japan)	2,600	13,984	14,077	93
Royal Bank of Canada (Canada)	225	16,301	16,177	(124)
Toronto-Dominion Bank (The) (Canada)	313	16,122	16,215	93

	4,628	127,381	127,816	435

Capital Markets — 0.0% (g)
3i Group plc (United Kingdom)	1,739	15,810	15,362	(448)
Bats Global Markets, Inc.	462	15,606	16,378	772
IGM Financial, Inc. (Canada)	511	15,697	15,704	7

	2,712	47,113	47,444	331

Consumer Finance — 0.0% (g)
Navient Corp.	835	13,168	12,558	(610)
Insurance — 0.1%
Aflac, Inc.	201	14,046	14,068	22
Allstate Corp. (The)	206	15,213	15,493	280
Assured Guaranty Ltd.	358	13,948	13,930	(18)
Axis Capital Holdings Ltd.	249	16,083	15,938	(145)
CNP Assurances (France)	838	15,806	15,748	(58)
Everest Re Group Ltd.	73	15,904	16,055	151
First American Financial Corp.	368	13,590	13,829	239
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	371	15,689	15,610	(79)
Mapfre SA (Spain)	4,884	15,036	14,808	(228)
NN Group NV (Netherlands)	464	16,327	16,433	106
Power Corp. of Canada (Canada)	616	14,299	14,453	154
Principal Financial Group, Inc.	251	14,626	14,330	(296)
Prudential Financial, Inc.	144	14,964	15,136	172
Reinsurance Group of America, Inc.	131	16,150	16,437	287

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Insurance — continued
Swiss Life Holding AG (Switzerland) (a)	54	15,972	16,394	422
Unum Group	314	13,788	14,265	477
Validus Holdings Ltd.	281	15,983	16,017	34

	9,803	257,424	258,944	1,520

Thrifts & Mortgage Finance — 0.0% (g)
Aareal Bank AG (Germany)	404	15,979	15,674	(305)
Essent Group Ltd. (a)	425	13,519	14,692	1,173
Northwest Bancshares, Inc.	897	15,635	15,312	(323)

	1,726	45,133	45,678	545

Total Financials	19,704	490,219	492,440	2,221

Health Care — 0.1%
Health Care Equipment & Supplies — 0.0% (g)
Ansell Ltd. (Australia)	830	15,591	14,961	(630)
Becton Dickinson and Co.	83	14,394	14,715	321
CR Bard, Inc.	64	15,060	15,189	129
Hill-Rom Holdings, Inc.	244	14,674	14,364	(310)
Teleflex, Inc.	84	14,041	14,089	48

	1,305	73,760	73,318	(442)

Health Care Providers & Services — 0.0% (g)
Aetna, Inc.	126	15,251	14,945	(306)
Chemed Corp.	101	16,775	16,775	–
Express Scripts Holding Co. (a)	201	14,705	13,845	(860)
HealthSouth Corp.	353	14,734	13,703	(1,031)
Magellan Health, Inc. (a)	197	15,090	14,765	(325)
Owens & Minor, Inc.	423	15,528	15,177	(351)
Quest Diagnostics, Inc.	168	15,500	15,443	(57)
UnitedHealth Group, Inc.	98	15,745	15,886	141
Universal Health Services, Inc., Class B	113	12,916	12,727	(189)
WellCare Health Plans, Inc. (a)	118	17,129	17,174	45

	1,898	153,373	150,440	(2,933)

Life Sciences Tools & Services — 0.0% (g)
Agilent Technologies, Inc.	308	14,883	15,083	200
Charles River Laboratories International, Inc. (a)	169	13,484	13,655	171
INC Research Holdings, Inc., Class A (a)	269	13,786	14,257	471
Lonza Group AG (Switzerland) (a)	77	14,287	14,147	(140)
PerkinElmer, Inc.	265	14,026	14,095	69
Thermo Fisher Scientific, Inc.	92	13,345	14,020	675

	1,180	83,811	85,257	1,446

Pharmaceuticals — 0.1%
Astellas Pharma, Inc. (Japan)	1,000	14,094	13,422	(672)
Hisamitsu Pharmaceutical Co., Inc. (Japan)	300	16,341	15,660	(681)
Johnson & Johnson	124	14,244	14,043	(201)
Kaken Pharmaceutical Co. Ltd. (Japan)	300	16,416	15,252	(1,164)
Merck & Co., Inc.	231	14,202	14,320	118
Merck KGaA (Germany)	132	14,530	14,564	34
Mitsubishi Tanabe Pharma Corp. (Japan)	700	14,075	14,040	(35)
Pfizer, Inc.	437	14,010	13,866	(144)
Recordati SpA (Italy)	479	14,120	13,604	(516)
Roche Holding AG (Switzerland)	60	14,568	14,459	(109)
STADA Arzneimittel AG (Germany)	271	14,138	13,958	(180)

	4,034	160,738	157,188	(3,550)

Total Health Care	8,417	471,682	466,203	(5,479)

Industrials — 0.3%
Aerospace & Defense — 0.0% (g)
CAE, Inc. (Canada)	990	14,220	14,060	(160)
DigitalGlobe, Inc. (a)	473	13,717	13,268	(449)
Huntington Ingalls Industries, Inc.	73	13,841	14,159	318
Meggitt plc (United Kingdom)	2,613	14,595	13,781	(814)
Thales SA (France)	146	14,035	13,697	(338)

	4,295	70,408	68,965	(1,443)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Air Freight & Logistics — 0.0% (g)
Deutsche Post AG (Germany)	424	14,371	14,232	(139)
Royal Mail plc (United Kingdom)	2,350	13,168	12,204	(964)

	2,774	27,539	26,436	(1,103)

Airlines — 0.0% (g)
Alaska Air Group, Inc.	158	14,759	14,823	64
Delta Air Lines, Inc.	278	13,991	13,133	(858)
Hawaiian Holdings, Inc. (a)	243	13,669	12,381	(1,288)
WestJet Airlines Ltd. (Canada)	790	14,151	13,332	(819)

	1,469	56,570	53,669	(2,901)

Building Products — 0.0% (g)
Owens Corning	269	14,284	14,862	578
Simpson Manufacturing Co., Inc.	315	13,765	13,709	(56)
Universal Forest Products, Inc.	152	15,261	15,460	199

	736	43,310	44,031	721

Commercial Services & Supplies — 0.0% (g)
ACCO Brands Corp. (a)	1,043	12,985	13,298	313
Brady Corp., Class A	417	15,033	15,158	125
Deluxe Corp.	220	15,994	16,027	33
Downer EDI Ltd. (Australia)	3,155	15,027	14,851	(176)
Herman Miller, Inc.	493	15,480	15,382	(98)
Quad/Graphics, Inc.	607	15,916	15,897	(19)
Tetra Tech, Inc.	365	15,367	15,950	583

	6,300	105,802	106,563	761

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	474	15,340	14,609	(731)
Comfort Systems USA, Inc.	414	13,621	14,014	393
COMSYS Holdings Corp. (Japan)	800	15,138	14,706	(432)
EMCOR Group, Inc.	202	13,554	14,077	523
Hazama Ando Corp. (Japan)	2,000	13,857	13,956	99
Kandenko Co. Ltd. (Japan)	2,000	18,785	18,581	(204)
MasTec, Inc. (a)	392	13,955	14,602	647
Penta-Ocean Construction Co. Ltd. (Japan)	2,400	12,032	11,718	(314)
Quanta Services, Inc. (a)	443	15,124	15,899	775
Tokyu Construction Co. Ltd. (Japan)	1,700	14,180	13,372	(808)
Vinci SA (France)	191	13,497	13,389	(108)

	11,016	159,083	158,923	(160)

Electrical Equipment — 0.1%
Eaton Corp. plc	223	15,066	15,784	718
EnerSys	176	13,643	13,719	76
Fuji Electric Co. Ltd. (Japan)	3,000	15,880	17,773	1,893
Furukawa Electric Co. Ltd. (Japan)	500	15,619	16,965	1,346
Nexans SA (France) (a)	238	13,516	13,811	295
Nissin Electric Co. Ltd. (Japan)	1,200	13,861	14,379	518
Prysmian SpA (Italy)	560	14,988	14,567	(421)
Schneider Electric SE (France)	205	14,908	14,669	(239)

	6,102	117,481	121,667	4,186

Machinery — 0.1%
Amada Holdings Co. Ltd. (Japan)	1,300	15,023	15,280	257
Barnes Group, Inc.	291	13,604	14,006	402
Georg Fischer AG (Switzerland)	16	13,549	13,186	(363)
Greenbrier Cos., Inc. (The)	381	18,536	16,669	(1,867)
Metso OYJ (Finland)	487	14,185	14,972	787
OKUMA Corp. (Japan)	1,000	10,011	10,388	377
Oshkosh Corp.	206	14,041	14,344	303
Parker-Hannifin Corp.	99	14,219	14,566	347
Timken Co. (The)	340	14,892	15,096	204
Wabash National Corp.	864	14,800	15,249	449

	4,984	142,860	143,756	896

Professional Services — 0.0% (g)
RELX plc (United Kingdom)	801	14,816	14,378	(438)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Trading Companies & Distributors — 0.0% (g)
Applied Industrial Technologies, Inc.	243	14,762	14,689	(73)
Kloeckner & Co. SE (Germany) (a)	1,124	14,581	14,677	96
NOW, Inc. (a)	671	14,212	14,266	54

	2,038	43,555	43,632	77

Transportation Infrastructure — 0.0% (g)
Aena SA (Spain)	96	14,145	13,961	(184)
Flughafen Zuerich AG (Switzerland)	76	15,069	14,946	(123)

	172	29,214	28,907	(307)

Total Industrials	40,687	810,638	810,927	289

Information Technology — 0.3%
Communications Equipment — 0.0% (g)
Cisco Systems, Inc.	463	13,885	14,223	338
F5 Networks, Inc. (a)	87	12,322	11,660	(662)
Motorola Solutions, Inc.	152	12,271	12,268	(3)
NETGEAR, Inc. (a)	261	14,290	14,851	561
Plantronics, Inc.	227	12,492	12,844	352

	1,190	65,260	65,846	586

Electronic Equipment, Instruments & Components — 0.0% (g)
Corning, Inc.	588	14,224	15,576	1,352
Dolby Laboratories, Inc., Class A	292	14,290	13,990	(300)
Japan Aviation Electronics Industry Ltd. (Japan)	1,000	15,164	12,236	(2,928)
Methode Electronics, Inc.	301	12,055	12,657	602
Orbotech Ltd. (Israel) (a)	381	12,859	13,293	434
Sanmina Corp. (a)	347	12,301	13,516	1,215
Spectris plc (United Kingdom)	439	13,435	13,358	(77)
SYNNEX Corp.	103	12,623	12,378	(245)
V Technology Co. Ltd. (Japan)	100	11,682	15,737	4,055
Vishay Intertechnology, Inc.	770	12,782	12,782	–

	4,321	131,415	135,523	4,108

Internet Software & Services — 0.0% (g)
Alphabet, Inc., Class A (a)	17	14,067	13,943	(124)
Mixi, Inc. (Japan)	400	16,079	17,355	1,276

	417	30,146	31,298	1,152

IT Services — 0.1%
Amdocs Ltd.	237	14,158	13,914	(244)
Atos SE (France)	133	14,597	14,151	(446)
CGI Group, Inc. (Canada), Class A (a)	256	12,701	12,310	(391)
Convergys Corp.	471	12,105	11,690	(415)
CSG Systems International, Inc.	253	12,749	12,245	(504)
International Business Machines Corp.	75	12,592	13,089	497
NeuStar, Inc., Class A (a)	559	18,363	18,559	196
TIS, Inc. (Japan)	600	13,503	13,595	92
Total System Services, Inc.	243	13,025	12,315	(710)
Western Union Co. (The)	567	12,480	11,102	(1,378)
WEX, Inc. (a)	112	12,938	12,805	(133)

	3,506	149,211	145,775	(3,436)

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc. (a)	227	12,737	13,357	620
Applied Materials, Inc.	393	13,087	13,460	373
ASM International NV (Netherlands)	288	13,658	14,199	541
BE Semiconductor Industries NV (Netherlands)	403	14,834	14,552	(282)
Cabot Microelectronics Corp.	197	12,492	13,299	807
Dialog Semiconductor plc (United Kingdom) (a)	357	16,147	16,612	465
Intel Corp.	349	12,843	12,850	7
Lam Research Corp.	133	14,510	15,276	766
Marvell Technology Group Ltd. (Bermuda)	893	12,699	13,279	580
Mellanox Technologies Ltd. (Israel) (a)	337	14,474	15,957	1,483
Microchip Technology, Inc.	199	12,925	13,403	478

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
MKS Instruments, Inc.	210	12,779	13,839	1,060
Qorvo, Inc. (a)	247	14,143	15,860	1,717
Semtech Corp. (a)	405	13,203	13,345	142
Teradyne, Inc.	498	12,878	14,133	1,255
Tessera Holding Corp.	371	16,287	16,769	482
Texas Instruments, Inc.	198	14,749	14,957	208
Ulvac, Inc. (Japan)	400	12,742	14,170	1,428

	6,105	247,187	259,317	12,130

Software — 0.1%
CA, Inc.	433	14,202	13,540	(662)
Citrix Systems, Inc. (a)	141	12,817	12,858	41
COLOPL, Inc. (Japan)	1,700	15,129	14,704	(425)
Konami Holdings Corp. (Japan)	300	11,857	11,997	140
Mentor Graphics Corp.	494	18,243	18,233	(10)
Nexon Co. Ltd. (Japan)	900	13,791	13,703	(88)
Open Text Corp. (Canada)	440	14,315	15,061	746
Oracle Corp.	368	14,389	14,760	371
Playtech plc (United Kingdom)	1,271	13,218	13,280	62
Software AG (Germany)	351	12,554	12,662	108
Synopsys, Inc. (a)	213	12,938	13,396	458
VMware, Inc., Class A (a)	160	13,038	14,006	968

	6,771	166,491	168,200	1,709

Technology Hardware, Storage & Peripherals — 0.0% (g)
Apple, Inc.	120	14,400	14,562	162

Total Information Technology	22,430	804,110	820,521	16,411

Materials — 0.2%
Chemicals — 0.1%
Cabot Corp.	271	14,488	15,005	517
Covestro AG (Germany)	243	16,772	18,287	1,515
Dow Chemical Co. (The)	260	14,906	15,504	598
Hitachi Chemical Co. Ltd. (Japan)	600	15,987	17,035	1,048
Innophos Holdings, Inc.	266	13,500	12,938	(562)
Kuraray Co. Ltd. (Japan)	1,000	15,727	15,850	123
LyondellBasell Industries NV, Class A	172	15,475	16,042	567
Mitsubishi Gas Chemical Co., Inc. (Japan)	900	16,722	17,262	540
Mitsui Chemicals, Inc. (Japan)	3,000	14,248	14,108	(140)
Stepan Co.	192	15,258	14,997	(261)
Teijin Ltd. (Japan)	800	17,070	16,885	(185)
Tosoh Corp. (Japan)	2,000	14,749	15,111	362
Trinseo SA	257	16,281	16,641	360
Ube Industries Ltd. (Japan)	7,000	16,560	16,831	271

	16,961	217,743	222,496	4,753

Construction Materials — 0.0% (g)
CSR Ltd. (Australia)	4,157	13,870	13,920	50
Containers & Packaging — 0.0% (g)
Avery Dennison Corp.	186	13,476	13,582	106
Packaging Corp. of America	169	14,478	15,578	1,100
Rengo Co. Ltd. (Japan)	2,200	12,925	13,436	511
Sonoco Products Co.	260	14,042	14,287	245

	2,815	54,921	56,883	1,962

Metals & Mining — 0.1%
APERAM SA (Luxembourg)	309	14,508	14,614	106
BlueScope Steel Ltd. (Australia)	2,275	17,758	19,345	1,587
Centamin plc (Jersey)	7,466	14,272	14,763	491
Commercial Metals Co.	650	13,052	13,279	227
Fortescue Metals Group Ltd. (Australia)	3,624	17,422	18,338	916
Glencore plc (Switzerland) (a)	3,988	16,150	16,517	367
Nisshin Steel Co. Ltd. (Japan)	1,100	14,728	14,905	177

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Metals & Mining — continued
Northern Star Resources Ltd. (Australia)	4,606	13,725	13,400	(325)
Nucor Corp.	233	14,013	13,535	(478)
OZ Minerals Ltd. (Australia)	2,446	16,784	16,690	(94)
Regis Resources Ltd. (Australia)	5,527	13,160	13,395	235
Reliance Steel & Aluminum Co.	204	16,369	16,249	(120)
Steel Dynamics, Inc.	407	14,493	13,761	(732)
Worthington Industries, Inc.	290	13,375	13,859	484
Yamato Kogyo Co. Ltd. (Japan)	500	14,267	14,951	684

	33,625	224,076	227,601	3,525

Paper & Forest Products — 0.0% (g)
Schweitzer-Mauduit International, Inc.	300	13,416	13,299	(117)
UPM-Kymmene OYJ (Finland)	571	14,580	12,950	(1,630)

	871	27,996	26,249	(1,747)

Total Materials	58,429	538,606	547,149	8,543

Real Estate — 0.0% (g)
Real Estate Management & Development — 0.0% (g)
BUWOG AG (Austria) (a)	562	13,323	13,411	88
Deutsche EuroShop AG (Germany)	324	13,429	13,468	39
First Capital Realty, Inc. (Canada)	952	15,247	15,144	(103)
Nexity SA (France) (a)	282	13,692	13,851	159
Swiss Prime Site AG (Switzerland) (a)	171	14,580	14,245	(335)
Vonovia SE (Germany)	430	14,473	14,088	(385)

	2,721	84,744	84,207	(537)

Total Real Estate	2,721	84,744	84,207	(537)

Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
Telefonica SA (Spain)	1,404	13,778	13,584	(194)
Verizon Communications, Inc.	290	15,294	14,213	(1,081)

	1,694	29,072	27,797	(1,275)

Wireless Telecommunication Services — 0.0% (g)
Freenet AG (Germany)	493	14,712	14,822	110
KDDI Corp. (Japan)	500	13,602	13,434	(168)
NTT DOCOMO, Inc. (Japan)	600	14,639	14,346	(293)
Rogers Communications, Inc. (Canada), Class B	359	14,148	15,574	1,426

	1,952	57,101	58,176	1,075

Total Telecommunication Services	3,646	86,173	85,973	(200)

Utilities — 0.1%
Electric Utilities — 0.1%
EDP - Energias de Portugal SA (Portugal)	4,271	12,764	12,421	(343)
Endesa SA (Spain)	677	14,412	13,961	(451)
Enel SpA (Italy)	3,304	14,610	13,813	(797)
Entergy Corp.	190	13,707	13,612	(95)
Exelon Corp.	434	15,572	15,572	–
Kansai Electric Power Co., Inc. (The) (Japan) (a)	1,300	14,874	13,892	(982)
OGE Energy Corp.	461	15,572	15,462	(110)
Pinnacle West Capital Corp.	187	14,586	14,517	(69)
SSE plc (United Kingdom)	732	14,321	13,760	(561)

	11,556	130,418	127,010	(3,408)

Gas Utilities — 0.0% (g)
Gas Natural SDG SA (Spain)	827	15,834	15,953	119
ONE Gas, Inc.	233	14,600	15,056	456
Osaka Gas Co. Ltd. (Japan)	4,000	15,731	14,994	(737)
UGI Corp.	304	14,188	14,097	(91)

	5,364	60,353	60,100	(253)

Multi-Utilities — 0.0% (g)
A2A SpA (Italy)	10,437	14,463	13,940	(523)
CenterPoint Energy, Inc.	626	15,957	16,407	450
Centrica plc (United Kingdom)	5,393	15,634	15,268	(366)
E.ON SE (Germany)	1,923	14,989	14,813	(176)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Multi-Utilities — continued
National Grid plc (United Kingdom)	1,102	13,391	12,908	(483)

	19,481	74,434	73,336	(1,098)

Total Utilities	36,401	265,205	260,446	(4,759)

Total Long Positions of Total Return Basket Swap	295,058	5,269,793	5,256,711	(13,082)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions
Common Stocks
Consumer Discretionary — 0.2%
Auto Components — 0.0% (g)
NGK Spark Plug Co. Ltd. (Japan)	600	13,204	13,514	(310)
Diversified Consumer Services — 0.0% (g)
Bright Horizons Family Solutions, Inc. (a)	181	12,760	12,826	(66)
Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)	321	13,169	13,009	160
Buffalo Wild Wings, Inc. (a)	71	10,593	10,721	(128)
Chipotle Mexican Grill, Inc. (a)	30	12,176	12,643	(467)
ClubCorp Holdings, Inc.	858	14,157	14,157	–
Domino’s Pizza Enterprises Ltd. (Australia)	247	12,402	11,143	1,259
Fiesta Restaurant Group, Inc. (a)	448	12,074	11,782	292
Merlin Entertainments plc (United Kingdom)	2,174	12,978	13,070	(92)
MGM Resorts International (a)	416	11,922	11,981	(59)
NH Hotel Group SA (Spain) (a)	2,701	11,780	11,953	(173)
Norwegian Cruise Line Holdings Ltd. (a)	316	14,138	14,852	(714)
Penn National Gaming, Inc. (a)	913	12,088	12,581	(493)
Red Robin Gourmet Burgers, Inc. (a)	263	13,295	12,506	789
Resorttrust, Inc. (Japan)	600	11,604	11,054	550
Star Entertainment Grp Ltd. (The) (Australia)	3,048	11,786	11,042	744
Whitbread plc (United Kingdom)	261	13,238	12,920	318
Wynn Resorts Ltd.	126	11,635	12,780	(1,145)

	12,793	199,035	198,194	841

Household Durables — 0.0% (g)
Crest Nicholson Holdings plc (United Kingdom)	2,061	13,023	13,169	(146)
Newell Brands, Inc.	253	12,071	11,975	96
TomTom NV (Netherlands) (a)	1,480	13,804	13,567	237

	3,794	38,898	38,711	187

Internet & Direct Marketing Retail — 0.0% (g)
Expedia, Inc.	96	11,384	11,673	(289)
HSN, Inc.	320	10,864	11,280	(416)
Rakuten, Inc. (Japan)	1,200	12,490	11,978	512
TripAdvisor, Inc. (a)	243	12,782	12,855	(73)
Yoox Net-A-Porter Group SpA (Italy) (a)	391	12,000	9,808	2,192
Zalando SE (Germany) (a)	282	12,059	11,153	906

	2,532	71,579	68,747	2,832

Leisure Products — 0.0% (g)
Polaris Industries, Inc.	149	12,953	12,526	427
Media — 0.0% (g)
Altice NV (Netherlands), Class A (a)	646	13,010	14,182	(1,172)
Atresmedia Corp. de Medios de Comunicacion SA (Spain)	1,145	13,249	13,031	218
Dentsu, Inc. (Japan)	300	14,663	13,866	797
EW Scripps Co. (The), Class A (a)	694	12,756	13,519	(763)
ITV plc (United Kingdom)	4,995	12,834	12,817	17
JCDecaux SA (France)	463	14,594	14,822	(228)
Live Nation Entertainment, Inc. (a)	446	12,336	12,764	(428)

	8,689	93,442	95,001	(1,559)

Multiline Retail — 0.0% (g)
Dollar Tree, Inc. (a)	158	12,562	12,196	366
Isetan Mitsukoshi Holdings Ltd. (Japan)	1,200	14,060	14,037	23
Izumi Co. Ltd. (Japan)	300	13,072	12,721	351
Next plc (United Kingdom)	208	10,578	10,036	542

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Multiline Retail — continued
Ollie’s Bargain Outlet Holdings, Inc. (a)	446	13,893	13,625	268

	2,312	64,165	62,615	1,550

Specialty Retail — 0.0% (g)
CarMax, Inc. (a)	188	12,496	12,541	(45)
Dufry AG (Switzerland) (a)	100	13,908	14,276	(368)
L Brands, Inc.	168	10,272	10,115	157
Lithia Motors, Inc., Class A	138	14,031	14,231	(200)
RH (a)	326	9,780	8,808	972
Tractor Supply Co.	189	14,621	13,924	697

	1,109	75,108	73,895	1,213

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	600	12,138	11,688	450
Cie Financiere Richemont SA (Switzerland)	186	14,435	14,486	(51)
Columbia Sportswear Co.	205	11,707	11,146	561
Crocs, Inc. (a)	1,540	10,965	11,242	(277)
G-III Apparel Group Ltd. (a)	455	12,626	11,948	678
Gildan Activewear, Inc. (Canada)	464	11,589	12,138	(549)
Hanesbrands, Inc.	496	11,339	11,760	(421)
HUGO BOSS AG (Germany)	206	13,183	13,235	(52)
Kate Spade & Co. (a)	696	12,507	12,883	(376)
Kering (France)	59	14,410	14,044	366
NIKE, Inc., Class B	235	12,608	12,432	176

	5,142	137,507	137,002	505

Total Consumer Discretionary	37,301	718,651	713,031	5,620

Consumer Staples — 0.1%
Beverages — 0.0% (g)
Anheuser-Busch InBev SA/NV (Belgium)	143	15,264	14,932	332
Britvic plc (United Kingdom)	1,744	12,816	13,749	(933)
Brown-Forman Corp., Class B	270	12,004	12,312	(308)
Remy Cointreau SA (France)	145	12,850	13,183	(333)
Suntory Beverage & Food Ltd. (Japan)	300	12,812	12,764	48

	2,602	65,746	66,940	(1,194)

Food & Staples Retailing — 0.0% (g)
Aeon Co. Ltd. (Japan)	900	13,580	13,008	572
Carrefour SA (France)	507	12,377	12,403	(26)
Casey’s General Stores, Inc.	140	16,443	16,086	357
Costco Wholesale Corp.	81	13,268	13,280	(12)
Koninklijke Ahold Delhaize NV (Netherlands)	597	12,649	12,718	(69)
Sugi Holdings Co. Ltd. (Japan)	300	14,058	13,961	97
Woolworths Ltd. (Australia)	708	13,139	13,213	(74)

	3,233	95,514	94,669	845

Food Products — 0.1%
Associated British Foods plc (United Kingdom)	405	13,136	12,205	931
Calbee, Inc. (Japan)	400	12,673	13,021	(348)
Greencore Group plc (Ireland)	4,163	12,624	12,393	231
Kerry Group plc (Ireland), Class A	162	12,097	11,384	713
Kewpie Corp. (Japan)	500	12,732	12,498	234
Nissin Foods Holdings Co. Ltd. (Japan)	200	10,721	10,555	166
Pilgrim’s Pride Corp.	656	12,267	12,556	(289)
Yakult Honsha Co. Ltd. (Japan)	300	14,382	15,417	(1,035)

	6,786	100,632	100,029	603

Household Products — 0.0% (g)
Clorox Co. (The)	100	12,132	12,000	132
Kimberly-Clark Corp.	106	12,299	12,840	(541)
Unicharm Corp. (Japan)	500	11,287	11,261	26

	706	35,718	36,101	(383)

Personal Products — 0.0% (g)
Avon Products, Inc. (a)	2,287	13,219	13,425	(206)
Coty, Inc., Class A	614	11,727	11,789	(62)
Edgewell Personal Care Co. (a)	159	12,200	12,535	(335)
elf Beauty, Inc. (a)	432	12,312	10,783	1,529

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Personal Products — continued
	3,492	49,458	48,532	926

Tobacco — 0.0% (g)
Vector Group Ltd.	586	13,074	12,927	147

Total Consumer Staples	17,405	360,142	359,198	944

Energy — 0.1%
Energy Equipment & Services — 0.0% (g)
Saipem SpA (Italy) (a)	21,411	11,321	10,994	327
Weatherford International plc (a)	2,179	11,810	11,353	457

	23,590	23,131	22,347	784

Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp.	196	13,861	13,628	233
Antero Resources Corp. (a)	509	12,954	12,425	529
Cabot Oil & Gas Corp.	560	12,158	12,029	129
Cheniere Energy, Inc. (a)	298	13,017	14,200	(1,183)
Chesapeake Energy Corp. (a)	2,016	14,132	13,003	1,129
Concho Resources, Inc. (a)	90	12,188	12,550	(362)
Continental Resources, Inc. (a)	236	12,121	11,460	661
EQT Corp.	194	12,049	11,762	287
Golar LNG Ltd. (Bermuda)	512	12,989	13,240	(251)
Gulfport Energy Corp. (a)	588	12,154	12,289	(135)
Hess Corp.	202	11,979	10,944	1,035
Kosmos Energy Ltd. (a)	1,738	11,401	11,367	34
Marathon Oil Corp.	694	12,103	11,624	479
MEG Energy Corp. (Canada) (a)	1,766	10,352	9,174	1,178
Noble Energy, Inc.	346	13,857	13,757	100
Oasis Petroleum, Inc. (a)	773	11,409	10,930	479
PDC Energy, Inc. (a)	191	14,243	14,123	120
QEP Resources, Inc. (a)	653	11,970	11,388	582
Rice Energy, Inc. (a)	520	10,728	10,312	416
RSP Permian, Inc. (a)	307	13,158	13,066	92
Santos Ltd. (Australia) (a)	4,095	12,888	12,458	430
Seven Generations Energy Ltd. (Canada), Class A (a)	568	11,436	11,353	83
SM Energy Co.	324	10,543	9,885	658
Synergy Resources Corp. (a)	1,378	12,140	11,865	275
Teekay Corp. (Bermuda)	1,622	14,874	16,301	(1,427)
Tullow Oil plc (United Kingdom) (a)	3,498	13,779	13,035	744
WPX Energy, Inc. (a)	821	11,584	11,437	147

	24,695	336,067	329,605	6,462

Total Energy	48,285	359,198	351,952	7,246

Financials — 0.1%
Banks — 0.0% (g)
Bank of Ireland (Ireland) (a)	45,387	11,762	12,193	(431)
Bank of Kyoto Ltd. (The) (Japan)	2,000	15,264	15,635	(371)
Royal Bank of Scotland Group plc (United Kingdom) (a)	4,343	11,741	12,167	(426)
Standard Chartered plc (United Kingdom) (a)	1,406	12,817	13,768	(951)

	53,136	51,584	53,763	(2,179)

Capital Markets — 0.1%
Azimut Holding SpA (Italy)	732	13,785	13,172	613
CBOE Holdings, Inc.	146	10,915	11,625	(710)
Charles Schwab Corp. (The)	312	12,583	12,867	(284)
Financial Engines, Inc.	343	12,339	13,223	(884)
Hargreaves Lansdown plc (United Kingdom)	852	13,712	14,555	(843)
Interactive Brokers Group, Inc., Class A	358	13,611	13,368	243
Julius Baer Group Ltd. (Switzerland) (a)	300	14,479	14,103	376
Moody’s Corp.	119	11,799	12,337	(538)
NEX Group plc (United Kingdom)	1,180	7,614	8,528	(914)
Platinum Asset Management Ltd. (Australia)	3,367	13,097	12,757	340
Stifel Financial Corp. (a)	244	11,844	12,280	(436)
TD Ameritrade Holding Corp.	275	12,614	12,691	(77)
TP ICAP plc (United Kingdom)	964	5,452	5,635	(183)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Capital Markets — continued
	9,192	153,844	157,141	(3,297)

Consumer Finance — 0.0% (g)
Aiful Corp. (Japan) (a)	4,100	12,315	12,367	(52)
LendingClub Corp. (a)	2,513	13,796	15,505	(1,709)

	6,613	26,111	27,872	(1,761)

Diversified Financial Services — 0.0% (g)
Ackermans & van Haaren NV (Belgium)	89	12,267	12,137	130
Element Fleet Management Corp. (Canada)	1,239	11,747	12,045	(298)
Onex Corp. (Canada)	192	13,151	13,436	(285)
Wendel SA (France)	108	13,234	12,782	452

	1,628	50,399	50,400	(1)

Insurance — 0.0% (g)
Japan Post Holdings Co. Ltd. (Japan)	1,000	12,477	12,557	(80)
Sony Financial Holdings, Inc. (Japan)	900	14,395	15,073	(678)
St James’s Place plc (United Kingdom)	1,055	14,157	14,273	(116)

	2,955	41,029	41,903	(874)

Thrifts & Mortgage Finance — 0.0% (g)
PHH Corp. (a)	800	11,328	11,664	(336)

Total Financials	74,324	334,295	342,743	(8,448)

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
DexCom, Inc. (a)	206	17,611	16,305	1,306
Glaukos Corp. (a)	384	14,807	15,828	(1,021)
Insulet Corp. (a)	301	13,093	12,522	571
Neogen Corp. (a)	192	12,515	12,680	(165)
NxStage Medical, Inc. (a)	521	14,458	14,015	443
Olympus Corp. (Japan)	300	10,727	10,378	349
Penumbra, Inc. (a)	186	13,745	13,308	437
Spectranetics Corp. (The) (a)	505	12,650	13,054	(404)
Wright Medical Group NV (a)	492	12,300	12,389	(89)
Zeltiq Aesthetics, Inc. (a)	321	13,203	14,233	(1,030)

	3,408	135,109	134,712	397

Health Care Providers & Services — 0.0% (g)
Acadia Healthcare Co., Inc. (a)	351	13,349	13,468	(119)
Diplomat Pharmacy, Inc. (a)	822	11,302	11,294	8
Healthscope Ltd. (Australia)	7,041	12,653	11,693	960

	8,214	37,304	36,455	849

Health Care Technology — 0.0% (g)
athenahealth, Inc. (a)	120	14,481	15,119	(638)
Life Sciences Tools & Services — 0.0% (g)
Eurofins Scientific SE (Luxembourg)	26	11,597	11,673	(76)
MorphoSys AG (Germany) (a)	276	14,420	14,376	44

	302	26,017	26,049	(32)

Pharmaceuticals — 0.0% (g)
Dermira, Inc. (a)	382	10,864	11,246	(382)
Medicines Co. (The) (a)	330	12,405	11,896	509
Nektar Therapeutics (a)	918	11,301	11,117	184
Ono Pharmaceutical Co. Ltd. (Japan)	500	10,670	10,258	412
Pacira Pharmaceuticals, Inc. (a)	351	13,864	13,496	368
Takeda Pharmaceutical Co. Ltd. (Japan)	300	12,801	12,566	235
TherapeuticsMD, Inc. (a)	1,968	11,296	11,434	(138)

	4,749	83,201	82,013	1,188

Total Health Care	16,793	296,112	294,348	1,764

Industrials — 0.3%
Aerospace & Defense — 0.1%
Airbus SE (France)	205	14,420	13,896	524
Bombardier, Inc. (Canada), Class B (a)	6,917	13,904	13,236	668
Cobham plc (United Kingdom)	5,860	10,030	10,028	2
Cubic Corp.	259	12,160	12,315	(155)
Hexcel Corp.	274	13,823	14,070	(247)
Leonardo SpA (Italy) (a)	996	13,811	12,832	979

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Aerospace & Defense — continued
Mercury Systems, Inc. (a)	395	11,755	13,319	(1,564)
Rolls-Royce Holdings plc (United Kingdom) (a)	1,342	11,228	11,303	(75)
TransDigm Group, Inc.	50	12,485	10,820	1,665

	16,298	113,616	111,819	1,797

Air Freight & Logistics — 0.0% (g)
Bollore SA (France)	3,692	14,343	14,766	(423)
Yamato Holdings Co. Ltd. (Japan)	600	12,632	12,092	540

	4,292	26,975	26,858	117

Airlines — 0.0% (g)
Air France-KLM (France) (a)	2,224	11,895	11,751	144
American Airlines Group, Inc.	305	14,259	13,496	763
Spirit Airlines, Inc. (a)	216	11,928	11,673	255

	2,745	38,082	36,920	1,162

Building Products — 0.0% (g)
Armstrong World Industries, Inc. (a)	308	12,197	12,305	(108)
Nippon Sheet Glass Co. Ltd. (Japan) (a)	1,600	12,402	13,159	(757)

	1,908	24,599	25,464	(865)

Commercial Services & Supplies — 0.0% (g)
Brambles Ltd. (Australia)	1,360	13,001	10,748	2,253
Covanta Holding Corp.	818	13,170	13,170	–
G4S plc (United Kingdom)	4,361	13,558	14,049	(491)
Sohgo Security Services Co. Ltd. (Japan)	300	12,097	11,288	809
Stericycle, Inc. (a)	164	13,223	12,651	572
Team, Inc. (a)	382	12,931	12,835	96

	7,385	77,980	74,741	3,239

Construction & Engineering — 0.0% (g)
Bouygues SA (France)	350	13,183	12,718	465
Ferrovial SA (Spain)	588	11,298	10,673	625
OCI NV (Netherlands) (a)	717	13,204	13,533	(329)
SNC-Lavalin Group, Inc. (Canada)	286	12,710	12,326	384

	1,941	50,395	49,250	1,145

Electrical Equipment — 0.0% (g)
AMETEK, Inc.	270	13,576	13,797	(221)
Mabuchi Motor Co. Ltd. (Japan)	200	10,508	10,281	227
Melrose Industries plc (United Kingdom)	6,024	15,304	14,831	473
Sensata Technologies Holding NV (a)	325	13,491	13,634	(143)

	6,819	52,879	52,543	336

Industrial Conglomerates — 0.0% (g)
Roper Technologies, Inc.	71	13,207	13,621	(414)
Machinery — 0.1%
Alstom SA (France) (a)	466	13,269	13,222	47
Deere & Co.	118	12,312	12,632	(320)
DMG Mori Co. Ltd. (Japan)	1,600	20,179	21,864	(1,685)
FANUC Corp. (Japan)	100	18,243	19,632	(1,389)
Flowserve Corp.	280	13,868	13,765	103
Konecranes OYJ (Finland)	348	12,974	13,676	(702)
Middleby Corp. (The) (a)	105	13,885	14,089	(204)
OC Oerlikon Corp. AG (Switzerland) (a)	1,279	14,220	14,510	(290)
Proto Labs, Inc. (a)	227	11,918	11,918	–
Wartsila OYJ Abp (Finland)	275	12,692	13,810	(1,118)

	4,798	143,560	149,118	(5,558)

Professional Services — 0.0% (g)
Advisory Board Co. (The) (a)	375	15,206	17,063	(1,857)
Capita plc (United Kingdom)	1,942	12,577	12,253	324
On Assignment, Inc. (a)	287	12,797	12,995	(198)
Verisk Analytics, Inc. (a)	149	12,151	12,313	(162)

	2,753	52,731	54,624	(1,893)

Road & Rail — 0.1%
AMERCO	37	13,600	13,937	(337)
Avis Budget Group, Inc. (a)	313	11,362	11,650	(288)
Genesee & Wyoming, Inc., Class A (a)	179	12,969	13,489	(520)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Road & Rail — continued
Heartland Express, Inc.	558	11,143	11,495	(352)
Hertz Global Holdings, Inc. (a)	481	10,379	10,091	288
Kansas City Southern	134	11,291	11,512	(221)
Keio Corp. (Japan)	1,000	8,574	8,219	355
Kintetsu Group Holdings Co. Ltd. (Japan)	3,000	11,905	11,533	372
Knight Transportation, Inc.	350	11,725	11,690	35
Odakyu Electric Railway Co. Ltd. (Japan)	600	12,374	11,883	491
Werner Enterprises, Inc.	445	11,837	12,504	(667)

	7,097	127,159	128,003	(844)

Trading Companies & Distributors — 0.0% (g)
Ashtead Group plc (United Kingdom)	618	12,539	12,530	9
Brenntag AG (Germany)	221	12,340	12,857	(517)
Herc Holdings, Inc. (a)	112	4,645	5,583	(938)
MISUMI Group, Inc. (Japan)	700	12,043	13,079	(1,036)
SiteOne Landscape Supply, Inc. (a)	356	12,901	13,677	(776)
Univar, Inc. (a)	444	12,729	13,240	(511)

	2,451	67,197	70,966	(3,769)

Transportation Infrastructure — 0.0% (g)
Abertis Infraestructuras SA (Spain)	816	12,029	11,693	336
Aeroports de Paris (France)	124	13,849	13,760	89
Groupe Eurotunnel SE (France)	1,369	13,252	12,735	517
Mitsubishi Logistics Corp. (Japan)	1,000	14,591	14,225	366
Qube Holdings Ltd. (Australia)	7,111	13,158	12,411	747

	10,420	66,879	64,824	2,055

Total Industrials	68,978	855,259	858,751	(3,492)

Information Technology — 0.2%
Communications Equipment — 0.0% (g)
EchoStar Corp., Class A (a)	218	11,554	11,103	451
Nokia OYJ (Finland)	2,468	11,853	11,081	772
ViaSat, Inc. (a)	167	10,863	10,840	23

	2,853	34,270	33,024	1,246

Electronic Equipment, Instruments & Components — 0.0% (g)
Japan Display, Inc. (Japan) (a)	3,700	10,203	10,045	158
Topcon Corp. (Japan)	700	10,665	10,730	(65)
Zebra Technologies Corp., Class A (a)	152	12,613	12,718	(105)

	4,552	33,481	33,493	(12)

Internet Software & Services — 0.1%
2U, Inc. (a)	335	11,336	11,403	(67)
Benefitfocus, Inc. (a)	429	13,256	12,977	279
Cornerstone OnDemand, Inc. (a)	287	11,787	11,678	109
CoStar Group, Inc. (a)	57	11,349	11,520	(171)
Envestnet, Inc. (a)	328	12,005	12,399	(394)
New Relic, Inc. (a)	330	10,329	11,946	(1,617)
Pandora Media, Inc. (a)	926	11,807	12,038	(231)
Q2 Holdings, Inc. (a)	398	11,860	12,637	(777)
Quotient Technology, Inc. (a)	1,011	10,565	10,767	(202)
Stamps.com, Inc. (a)	97	11,611	11,790	(179)
WebMD Health Corp. (a)	224	11,406	11,175	231
Yelp, Inc. (a)	285	11,503	11,907	(404)

	4,707	138,814	142,237	(3,423)

IT Services — 0.0% (g)
CSRA, Inc.	370	12,103	11,477	626
EPAM Systems, Inc. (a)	185	12,332	11,907	425
InterXion Holding NV (Netherlands) (a)	318	11,963	12,221	(258)
Sabre Corp.	461	11,488	11,294	194
Worldpay Group plc (United Kingdom)	3,128	11,373	11,285	88

	4,462	59,259	58,184	1,075

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 0.0% (g)
Advanced Micro Devices, Inc. (a)	984	9,663	10,204	(541)
ams AG (Austria)	402	12,809	13,849	(1,040)
First Solar, Inc. (a)	330	11,606	10,293	1,313

	1,716	34,078	34,346	(268)

Software — 0.1%
Autodesk, Inc. (a)	169	13,287	13,747	(460)
Blackbaud, Inc.	169	11,367	11,088	279
FireEye, Inc. (a)	994	13,081	13,469	(388)
Globant SA (a)	339	11,692	11,238	454
Guidewire Software, Inc. (a)	210	11,109	10,989	120
HubSpot, Inc. (a)	228	11,639	11,696	(57)
Imperva, Inc. (a)	263	10,533	10,980	(447)
Pegasystems, Inc.	317	11,983	12,300	(317)
Proofpoint, Inc. (a)	155	12,333	12,425	(92)
RingCentral, Inc., Class A (a)	558	12,109	13,029	(920)
salesforce.com, Inc. (a)	163	12,228	12,893	(665)
Splunk, Inc. (a)	206	10,980	11,919	(939)
Tableau Software, Inc., Class A (a)	251	11,107	12,008	(901)
Tyler Technologies, Inc. (a)	74	11,189	10,806	383
Workday, Inc., Class A (a)	138	11,177	11,466	(289)
Zendesk, Inc. (a)	452	10,211	10,816	(605)

	4,686	186,025	190,869	(4,844)

Technology Hardware, Storage & Peripherals — 0.0% (g)
Nimble Storage, Inc. (a)	1,520	12,798	13,027	(229)
Pure Storage, Inc., Class A (a)	976	11,527	11,097	430
Ricoh Co. Ltd. (Japan)	1,400	12,418	12,490	(72)
Stratasys Ltd. (a)	550	10,692	10,846	(154)

	4,446	47,435	47,460	(25)

Total Information Technology	27,422	533,362	539,613	(6,251)

Materials — 0.1%
Chemicals — 0.1%
Air Liquide SA (France)	121	13,439	13,064	375
Air Water, Inc. (Japan)	700	13,171	12,961	210
Axalta Coating Systems Ltd. (a)	464	13,020	13,456	(436)
CF Industries Holdings, Inc.	379	12,465	13,375	(910)
Clariant AG (Switzerland) (a)	742	13,718	13,906	(188)
Essentra plc (United Kingdom)	1,983	11,196	10,239	957
Ferro Corp. (a)	901	12,974	12,740	234
FMC Corp.	256	15,040	15,401	(361)
K+S AG (Germany)	522	13,092	13,260	(168)
Methanex Corp. (Canada)	324	14,973	16,199	(1,226)
Nippon Kayaku Co. Ltd. (Japan)	1,000	12,834	13,069	(235)
Potash Corp. of Saskatchewan, Inc. (Canada)	738	14,010	13,731	279
Sensient Technologies Corp.	165	12,758	12,664	94
Victrex plc (United Kingdom)	566	13,982	13,564	418
WR Grace & Co.	174	12,128	12,065	63

	9,035	198,800	199,694	(894)

Construction Materials — 0.0% (g)
Boral Ltd. (Australia)	3,161	12,855	13,969	(1,114)
Summit Materials, Inc., Class A (a)	516	12,048	12,952	(904)
Vulcan Materials Co.	95	11,748	12,191	(443)

	3,772	36,651	39,112	(2,461)

Metals & Mining — 0.0% (g)
Acerinox SA (Spain)	956	13,050	13,147	(97)
Alumina Ltd. (Australia)	10,452	14,110	15,400	(1,290)
Antofagasta plc (Chile)	1,398	12,916	14,771	(1,855)
Compass Minerals International, Inc.	172	13,863	14,379	(516)
First Quantum Minerals Ltd. (Canada)	1,101	13,960	13,885	75

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Metals & Mining — continued
Franco-Nevada Corp. (Canada)	192	12,381	12,489	(108)
Fresnillo plc (Mexico)	785	14,183	14,410	(227)
Hecla Mining Co.	2,146	13,069	13,820	(751)
Independence Group NL (Australia)	3,900	11,975	11,209	766
Kobe Steel Ltd. (Japan) (a)	1,300	12,354	12,645	(291)
New Gold, Inc. (Canada) (a)	3,243	13,461	8,648	4,813
Outokumpu OYJ (Finland) (a)	1,452	12,971	12,993	(22)
Randgold Resources Ltd. (Jersey)	157	13,470	13,364	106
thyssenkrupp AG (Germany)	497	12,846	12,590	256

	27,751	184,609	183,750	859

Paper & Forest Products — 0.0% (g)
West Fraser Timber Co. Ltd. (Canada)	333	12,039	11,373	666

Total Materials	40,891	432,099	433,929	(1,830)

Real Estate — 0.0% (g)
Aeon Mall Co. Ltd. (Japan)	800	11,496	11,595	(99)
Capital & Counties Properties plc (United Kingdom)	3,452	11,808	11,843	(35)
Mitsui Fudosan Co. Ltd. (Japan)	1,000	23,390	23,087	303

	5,252	46,694	46,525	169

Total Real Estate	5,252	46,694	46,525	169

Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
Euskaltel SA (Spain)	1,204	11,059	11,115	(56)
Iliad SA (France)	61	12,241	13,045	(804)
Inmarsat plc (United Kingdom)	1,467	13,130	11,240	1,890
SFR Group SA (France) (a)	443	12,654	12,872	(218)
Zayo Group Holdings, Inc. (a)	385	12,339	12,304	35

	3,560	61,423	60,576	847

Wireless Telecommunication Services — 0.0% (g)
Sprint Corp. (a)	1,500	12,975	13,845	(870)

Total Telecommunication Services	5,060	74,398	74,421	(23)

Utilities — 0.1%
Electric Utilities — 0.0% (g)
Chugoku Electric Power Co., Inc. (The) (Japan)	1,000	11,826	11,260	566
Hokkaido Electric Power Co., Inc. (Japan)	1,500	12,072	10,869	1,203
Hokuriku Electric Power Co. (Japan)	1,000	11,542	10,075	1,467

	3,500	35,440	32,204	3,236

Gas Utilities — 0.0% (g)
New Jersey Resources Corp.	353	12,726	13,308	(582)
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. (a)	971	12,050	11,458	592
Dynegy, Inc. (a)	1,341	13,973	12,807	1,166
Northland Power, Inc. (Canada)	740	13,593	13,614	(21)
NRG Energy, Inc.	1,061	16,276	17,549	(1,273)
Pattern Energy Group, Inc.	654	12,949	12,910	39

	4,767	68,841	68,338	503

Multi-Utilities — 0.0% (g)
Dominion Resources, Inc.	168	12,802	12,815	(13)
Sempra Energy	116	11,994	11,877	117

	284	24,796	24,692	104

Water Utilities — 0.0% (g)
American States Water Co.	320	13,805	14,010	(205)
Pennon Group plc (United Kingdom)	1,208	11,810	12,077	(267)
United Utilities Group plc (United Kingdom)	1,073	12,078	12,426	(348)

	2,601	37,693	38,513	(820)

Total Utilities	11,505	179,496	177,055	2,441

Total Short Positions of Total Return Basket Swap	353,216	4,189,706	4,191,566	(1,860)

Total of Long and Short Positions of Total Return Basket Swap	58,158	1,080,087	1,065,145	(14,942)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Cash and Other Receivables/(Payables) (4)				(3,771)

Financing Costs				(1,632)

Net Dividends Receivable/(Payable)				3,693

Outstanding Swap contract, at value				(16,652)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.0% (g)
Tatts Group Ltd. (Australia)	17,870	59,625	58,832	(793)
Household Durables — 0.0% (g)
PanaHome Corp. (Japan)	1,000	8,506	8,477	(29)
Media — 0.1%
Sky plc (United Kingdom)	7,238	90,519	91,449	930
Time Warner, Inc.	962	91,265	93,170	1,905

	8,200	181,784	184,619	2,835

Total Consumer Discretionary	27,070	249,915	251,928	2,013

Consumer Staples — 0.0% (g)
Food & Staples Retailing — 0.0% (g)
Booker Group plc (United Kingdom)	8,397	22,477	21,562	(915)
Tobacco — 0.0% (g)
Reynolds American, Inc.	1,579	91,299	94,945	3,646

Total Consumer Staples	9,976	113,776	116,507	2,731

Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Clayton Williams Energy, Inc. (a)	407	59,117	59,198	81
Suncor Energy, Inc. (Canada)	1	33	31	(2)
Western Refining, Inc.	1,891	65,977	66,204	227

	2,299	125,127	125,433	306

Total Energy	2,299	125,127	125,433	306

Financials — 0.1%
Banks — 0.0% (g)
BNC Bancorp	441	16,035	15,546	(489)
PrivateBancorp, Inc.	1,226	65,714	67,013	1,299
Yadkin Financial Corp.	411	13,312	13,152	(160)

	2,078	95,061	95,711	650

Capital Markets — 0.1%
London Stock Exchange Group plc (United Kingdom)	2,707	100,402	108,378	7,976
SVG Capital plc (United Kingdom) (a)	273	2,455	2,442	(13)

	2,980	102,857	110,820	7,963

Insurance — 0.0% (g)
Allied World Assurance Co. Holdings AG	1,385	73,460	73,585	125

Total Financials	6,443	271,378	280,116	8,738

Health Care — 0.1%
Biotechnology — 0.1%
Actelion Ltd. (Switzerland) (a)	336	92,487	87,727	(4,760)
Health Care Equipment & Supplies — 0.0% (g)
LivaNova plc (a)	3	143	144	1
Health Care Providers & Services — 0.0% (g)
Cigna Corp.	149	21,571	21,787	216
Surgical Care Affiliates, Inc. (a)	722	40,908	40,793	(115)

	871	62,479	62,580	101

Total Health Care	1,210	155,109	150,451	(4,658)

Industrials — 0.1%
Aerospace & Defense — 0.1%
B/E Aerospace, Inc.	1,435	87,994	88,209	215
Zodiac Aerospace (France)	2,296	70,913	69,785	(1,128)

	3,731	158,907	157,994	(913)

Machinery — 0.0% (g)
Pfeiffer Vacuum Technology AG (Germany)	78	8,555	8,484	(71)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Professional Services — 0.0% (g)
CEB, Inc.	527	40,315	40,289	(26)

Total Industrials	4,336	207,777	206,767	(1,010)

Information Technology — 0.0% (g)
Semiconductors & Semiconductor Equipment — 0.0% (g)
Linear Technology Corp.	1,401	87,338	88,445	1,107
Materials — 0.0% (g)
Chemicals — 0.0% (g)
Syngenta AG (Switzerland) (a)	277	117,860	117,429	(431)
Metals & Mining — 0.0% (g)
Kirkland Lake Gold Ltd. (Canada) (a)	9	57	64	7

Total Materials	286	117,917	117,493	(424)

Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
FairPoint Communications, Inc. (a)	354	6,531	6,549	18
Level 3 Communications, Inc. (a)	1,488	87,405	88,476	1,071
Manitoba Telecom Services, Inc. (Canada)	571	16,674	16,482	(192)

	2,413	110,610	111,507	897

Total Telecommunication Services	2,413	110,610	111,507	897

Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
Westar Energy, Inc.	1,453	80,235	79,465	(770)
Right
Consumer Discretionary — –%
Media — –%
Media Gen, Inc. (a)	1,906	—	—	—

Total Long Positions of Total Return Basket Swap	58,793	1,519,182	1,528,112	8,930

Short Positions
Common Stocks
Consumer Discretionary — 0.0% (g)
Household Durables — 0.0% (g)
Panasonic Corp. (Japan)	800	8,548	8,324	224
Consumer Staples — 0.0% (g)
Food & Staples Retailing — 0.0% (g)
Tesco plc (United Kingdom) (a)	7,157	18,425	17,582	843
Tobacco — 0.0% (g)
British American Tobacco plc (United Kingdom)	822	48,586	50,740	(2,154)

Total Consumer Staples	7,979	67,011	68,322	(1,311)

Energy — 0.0% (g)
Oil, Gas & Consumable Fuels — 0.0% (g)
Noble Energy, Inc.	1,119	44,816	44,491	325
Tesoro Corp.	914	73,879	73,897	(18)

	2,033	118,695	118,388	307

Total Energy	2,033	118,695	118,388	307

Financials — 0.1%
Banks — 0.0% (g)
Canadian Imperial Bank of Commerce (Canada)	444	37,767	37,810	(43)
FNB Corp.	878	13,310	13,117	193
Pinnacle Financial Partners, Inc.	228	15,696	15,242	454

	1,550	66,773	66,169	604

Capital Markets — 0.1%
Deutsche Boerse AG (Germany) (a)	668	56,332	61,639	(5,307)
Deutsche Boerse AG (Germany)	516	42,335	45,992	(3,657)

	1,184	98,667	107,631	(8,964)

Insurance — 0.0% (g)
Fairfax Financial Holdings Ltd. (Canada)	42	20,018	19,624	394

Total Financials	2,776	185,458	193,424	(7,966)

Health Care — 0.0% (g)
Health Care Providers & Services — 0.0% (g)
Anthem, Inc.	75	11,006	11,560	(554)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Information Technology — 0.0% (g)
IT Services — 0.0% (g)
Gartner, Inc. (a)	119	11,830	11,824	6
Semiconductors & Semiconductor Equipment — 0.0% (g)
Analog Devices, Inc.	322	23,274	24,131	(857)

Total Information Technology	441	35,104	35,955	(851)

Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	1,368	56,238	57,675	(1,437)
BCE, Inc. (Canada)	210	9,404	9,467	(63)
CenturyLink, Inc.	2,104	53,589	54,409	(820)
Consolidated Communications Holdings, Inc.	255	6,691	6,709	(18)

	3,937	125,922	128,260	(2,338)

Total Telecommunication Services	3,937	125,922	128,260	(2,338)

Total Short Positions of Total Return Basket Swap	18,041	551,744	564,233	(12,489)

Total of Long and Short Positions of Total Return Basket Swap	40,752	967,438	963,879	(3,559)

Cash and Other Receivables/(Payables) (4)				(1,440)

Financing Costs				(433)

Net Dividends Receivable/(Payable)				563

Outstanding Swap contract, at value				(4,869)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Financials — 0.1%
Insurance — 0.1%
Dai-ichi Life Holdings, Inc. (Japan)	17,008	265,986	308,336	42,350
Industrials — 0.3%
Construction & Engineering — 0.1%
Taisei Corp. (Japan)	39,979	271,667	283,994	12,327
Machinery — 0.2%
Komatsu Ltd. (Japan)	11,966	256,491	283,338	26,847
Mitsubishi Heavy Industries Ltd. (Japan)	61,991	255,279	278,475	23,196

	73,957	511,770	561,813	50,043

Total Industrials	113,936	783,437	845,807	62,370

Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.1%
Hitachi Ltd. (Japan)	50,860	257,427	291,197	33,770
Semiconductors & Semiconductor Equipment — 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	75,211	433,038	448,172	15,134

Total Information Technology	126,071	690,465	739,369	48,904

Telecommunication Services — 0.3%
Wireless Telecommunication Services — 0.3%
SoftBank Group Corp. (Japan)	14,505	1,147,602	1,117,462	(30,140)

Total Long Positions of Total Return Basket Swap	271,520	2,887,490	3,010,974	123,484

Cash and Other Receivables/(Payables) (4)				(774)

Financing Costs				(1,340)

Net Dividends Receivable/(Payable)				—

Outstanding Swap contract, at value				121,370

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 1.0%
Auto Components — 0.4%
Calsonic Kansei Corp. (Japan)	89,784	1,430,532	1,427,348	(3,184)
Hotels, Restaurants & Leisure — 0.1%
Tatts Group Ltd. (Australia)	46,265	152,279	152,314	35
Media — 0.4%
Sky plc (United Kingdom)	94,086	1,184,786	1,188,745	3,959
Multiline Retail — 0.1%
Intime Retail Group Co. Ltd. (China)	250,000	309,644	308,512	(1,132)

Total Consumer Discretionary	480,135	3,077,241	3,076,919	(322)

Energy — 0.6%
Energy Equipment & Services — 0.3%
TechnipFMC plc (United Kingdom) (a)	24,399	820,294	820,294	—
Oil, Gas & Consumable Fuels — 0.3%
TonenGeneral Sekiyu KK (Japan)	105,391	1,240,498	1,239,410	(1,088)

Total Energy	129,790	2,060,792	2,059,704	(1,088)

Financials — 0.5%
Insurance — 0.5%
Delta Lloyd NV (Netherlands)	278,759	1,601,799	1,604,921	3,122
Health Care — 1.0%
Biotechnology — 0.7%
Actelion Ltd. (Switzerland) (a)	6,100	1,584,255	1,592,666	8,411
Actelion Ltd. (Switzerland) (a)	2,235	580,931	583,542	2,611

	8,335	2,165,186	2,176,208	11,022

Health Care Providers & Services — 0.3%
Celesio AG (Germany)	32,529	903,159	903,159	—

Total Health Care	40,864	3,068,345	3,079,367	11,022

Industrials — 0.1%
Aerospace & Defense — 0.1%
Zodiac Aerospace (France)	13,435	407,537	408,345	808
Information Technology — 0.8%
Internet Software & Services — 0.6%
Yahoo!, Inc. (a)	47,345	2,086,494	2,086,494	—
Software — 0.2%
Micro Focus International plc (United Kingdom)	14,265	384,928	385,864	936

Total Information Technology	61,610	2,471,422	2,472,358	936

Materials — 0.4%
Chemicals — 0.1%
Syngenta AG (Switzerland)	471	200,071	200,181	110
Metals & Mining — 0.3%
thyssenkrupp AG (Germany)	42,039	1,059,649	1,064,968	5,319

Total Materials	42,510	1,259,720	1,265,149	5,429

Real Estate — 0.2%
Real Estate Management & Development — 0.2%
Conwert Immobilien Invest SE (Austria) (a)	30,825	539,730	539,968	238
Global Logistic Properties Ltd. (Singapore)	29,053	53,598	53,544	(54)

	59,878	593,328	593,512	184

Total Real Estate	59,878	593,328	593,512	184

Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.4%
SFR Group SA (France) (a)	1,428	41,405	41,492	87
Vivendi SA (France)	66,566	1,217,275	1,220,558	3,283

	67,994	1,258,680	1,262,050	3,370

Wireless Telecommunication Services — 0.1%
Vodafone Group plc (United Kingdom)	200,297	489,711	490,634	923

Total Telecommunication Services	268,291	1,748,391	1,752,684	4,293

Utilities — 0.6%
Multi-Utilities — 0.6%
DUET Group (Australia)	597,119	1,267,994	1,269,001	1,007
E.ON SE (Germany)	107,052	820,841	824,631	3,790

	704,171	2,088,835	2,093,632	4,797

Total Utilities	704,171	2,088,835	2,093,632	4,797

Total Long Positions of Total Return Basket Swap	2,079,443	18,377,410	18,406,591	29,181

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions
Common Stocks
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Tabcorp Holdings Ltd. (Australia)	37,012	133,051	133,030	21
Media — 0.0% (g)
Altice NV (Netherlands), Class A (a)	2,046	44,792	44,918	(126)

Total Consumer Discretionary	39,058	177,843	177,948	(105)

Common Stocks
Energy — 0.6%
Energy Equipment & Services — 0.2%
TechnipFMC plc (United Kingdom) (a)	24,399	799,421	799,643	(222)
Oil, Gas & Consumable Fuels — 0.4%
JX Holdings, Inc. (Japan)	270,195	1,274,518	1,274,234	284

Total Energy	294,594	2,073,939	2,073,877	62

Industrials — 0.1%
Machinery — 0.1%
Kone OYJ (Finland), Class B	9,983	451,541	451,341	200
Information Technology — 0.5%
Internet Software & Services — 0.5%
Alibaba Group Holding Ltd. (China) (a)	15,302	1,550,246	1,550,246	—
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Vonovia SE (Germany)	8,012	261,804	262,497	(693)
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Proximus SADP (Belgium)	3,918	112,356	112,524	(168)
Swisscom AG (Switzerland)	592	260,240	261,158	(918)

	4,510	372,596	373,682	(1,086)

Total Telecommunication Services	4,510	372,596	373,682	(1,086)

Total Short Positions of Total Return Basket Swap	371,459	4,887,969	4,889,591	(1,622)

Total of Long and Short Positions of Total Return Basket Swap	1,707,984	13,489,441	13,517,000	27,559

Outstanding Swap contract, at value				27,559

(1)	—	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	—	Current value represents market value as of January 31,2017 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	—	Value represents the unrealized gain(loss) of the positions subsequent to the swap reset.
(4)	—	Cash and other receivables/(payables) includes the gains (or losses) realized from purchases and sales within the swap.
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

MMAC Holdings CS Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 7, 2014 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of January 31, 2017, net assets of the Fund were $322,232,965 of which $25,750,600, or approximately 8.0%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$32,172,269	$2,882,773	$—	$35,055,042
Consumer Staples	10,835,119	2,981,480	—	13,816,599
Energy	5,831,216	782,882	—	6,614,098
Financials	13,358,157	1,450,609	—	14,808,766
Health Care	10,545,595	109,425	—	10,655,020
Industrials	14,127,418	2,537,909	—	16,665,327

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Information Technology	$27,218,808	$—	$—	$27,218,808
Materials	11,566,175	1,890,994	—	13,457,169
Real Estate	1,990,669	636,883	—	2,627,552
Telecommunication Services	1,009,802	1,127,240	—	2,137,042
Utilities	533,104	—	—	533,104
Special Purpose Acquisition Companies	2,022,535	—	—	2,022,535

Total Common Stocks	131,210,867	14,400,195	—	145,611,062

Convertible Preferred Stocks
Consumer Discretionary	—	538,139	—	538,139
Energy	540,161	—	—	540,161
Financials	415,170	792,423	—	1,207,593
Health Care	1,314,876	—	—	1,314,876
Industrials	212,429	—	—	212,429
Information Technology	—	6,245	—	6,245
Materials	508,089	—	—	508,089
Real Estate	16,200	—	—	16,200
Telecommunication Services	57,689	—	—	57,689
Utilities	1,855,911	—	—	1,855,911

Total Convertible Preferred Stocks	4,920,525	1,336,807	—	6,257,332

Exchange-Traded Funds	2,270,705	—	—	2,270,705
Exchange-Traded Note	284,754	—	—	284,754
Master Limited Partnership	280,721	—	—	280,721
Preferred Stock
Consumer Staples	27,264	—	—	27,264
Closed End Funds	552,055	—	—	552,055
Debt Securities
Asset-Backed Securities	—	5,144,036	10,296,249	15,440,285
Collateralized Mortgage Obligations	—	12,179,721	—	12,179,721
Commercial Mortgage-Backed Securities	—	—	3,760,424	3,760,424
Convertible Bonds
Consumer Discretionary	—	1,904,352	—	1,904,352
Energy	—	734,110	—	734,110
Financials	—	41,127	—	41,127
Health Care	—	1,861,396	—	1,861,396
Industrials	—	52,361	—	52,361
Information Technology	—	6,357,686	—	6,357,686
Materials	—	50,267	—	50,267
Real Estate	—	646,867	—	646,867
Telecommunication Services	—	1,951,412	—	1,951,412
Utilities	—	266,495	—	266,495

Total Convertible Bonds	—	13,866,073	—	13,866,073

Corporate Bonds
Consumer Staples	—	992,190	—	992,190
Energy	—	1,010,320	—	1,010,320
Health Care	—	362,395	—	362,395
Industrials	—	1,065,900	—	1,065,900
Information Technology	—	663,655	—	663,655
Utilities	—	1,030,256	—	1,030,256

Total Corporate Bonds	—	5,124,716	—	5,124,716

Warrants
Consumer Discretionary	633,213	—	—	633,213
Consumer Staples	60,950	—	—	60,950
Energy	251,268	—	—	251,268
Financials	4,186,175	2,240,561	—	6,426,736
Health Care	208,568	—	—	208,568
Industrials	455,294	—	—	455,294
Information Technology	69,515	—	—	69,515
Materials	133,899	1,881,084	—	2,014,983

Total Warrants	5,998,882	4,121,645	—	10,120,527

Options Purchased
Call Option Purchased	823,755	77,031	—	900,786
Put Option Purchased	531,021	66,517	—	597,538

Total Options Purchased	1,354,776	143,548	—	1,498,324

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$29,704,100	$—	$—	$29,704,100

Total Investments in Securities	$176,604,649	$56,316,741	$14,056,673	$246,978,063

Liabilities
Common Stocks
Consumer Discretionary	(11,712,199)	(556,261)	—	(12,268,460)
Consumer Staples	(4,560,896)	(256,757)	—	(4,817,653)
Energy	(3,294,367)	(794,109)	—	(4,088,476)
Financials	(14,516,532)	—	—	(14,516,532)
Health Care	(2,318,086)	(797,993)	—	(3,116,079)
Industrials	(6,109,892)	(764,903)	—	(6,874,795)
Information Technology	(14,564,454)	—	—	(14,564,454)
Materials	(3,404,412)	—	—	(3,404,412)
Real Estate	(1,706,739)	—	—	(1,706,739)
Telecommunication Services	(1,612,237)	(1,456,895)	—	(3,069,132)
Utilities	(3,092,497)	(64,858)	—	(3,157,355)

Total	(66,892,311)	(4,691,776)	—	(71,584,087)

Exchange-Traded Funds	(38,802,012)	—	—	(38,802,012)

Total Liabilities for Securities Sold Short	$(105,694,323)	$(4,691,776)	$—	$(110,386,099)

Appreciation in Other Financial Instruments
Futures Contracts	$414,727	$66,081	$—	$480,808
Forward Foreign Currency Exchange Contracts	—	372,584	—	372,584
Swaps	—	564,161	—	564,161

Total Appreciation in Other Financial Instruments	$414,727	$1,002,826	$—	$1,417,553

Depreciation in Other Financial Instruments
Futures Contracts	$(257,559)	$(176,015)	$—	$(433,574)
Forward Foreign Currency Exchange Contracts	—	(731,795)	—	(731,795)
Options Written
Call Options Written	(132,346)	(105,758)	—	(238,104)
Put Options Written	(87)	(22,268)	—	(22,355)

Total Options Written	(132,433)	(128,026)	—	(260,459)

Swaps	—	(21,521)	—	(21,521)

Total Depreciation in Other Financial Instruments	$(389,992)	$(1,057,357)	$—	$(1,447,349)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $1,844,879 are due to applying the fair value factors to certain securities during the period ended January 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2017
Investments in Sercurities
Asset-Backed Securities	$9,293,799	$—	$155,741	$13,673	$1,973,350	$(1,140,314)	$—	$—	$10,296,249
Commercial Mortgage-Backed Securities	2,851,129	—	43,482	1,556	864,257	—	—	—	3,760,424

Total	$12,144,928	$—	$199,223	$15,229	$2,837,607	$(1,140,314)	$—	$—	$14,056,673

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2017, which were valued using significant unobservable inputs (level 3), was $202,580.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at January 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8,277,143	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 10.00% (4.68%)
			Constant Default Rate	7.10% - 14.00% (9.92%)
			Yield (Discount Rate of Cash Flows)	3.89% - 4.43% (4.21%)
			Discount Margin	3.00% - 5.00% (3.95%)
Asset-Backed Securities	8,277,143
	3,760,424	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.16% - 6.87% (5.30%)
Commercial Mortgage Backed Securities	3,760,424
Total	$12,037,567

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2017, the value of these investments was $2,019,106. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities and currencies to manage and hedge equity risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying instruments while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The use of futures contracts exposes the Fund to interest risk, foreign exchange risk, commodities risk and equity price risk. The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF JANUARY 31, 2017 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of a portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding forward foreign currency exchange contracts with the counterparty in the form of cash.

(4). Swaps — The Fund engaged in total return swaps to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs” and net dividends. Positions within each swap, accrued financing costs and net dividends, are part of the periodic reset. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 28, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
March 28, 2017